UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

THE TRAVELERS SERIES TRUST
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

[INSERT SHAREHOLDER REPORT]

SEMI-ANNUAL REPORT
JUNE 30, 2004

                                                              [UMBRELLA ART TOP]

                          [UMBRELLA ART BOTTOM]



                  THE TRAVELERS SERIES TRUST:

                  TRAVELERS QUALITY BOND PORTFOLIO
                  LAZARD INTERNATIONAL STOCK PORTFOLIO
                  MFS EMERGING GROWTH PORTFOLIO
                  FEDERATED HIGH YIELD PORTFOLIO
                  FEDERATED STOCK PORTFOLIO
                  DISCIPLINED MID CAP STOCK PORTFOLIO

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

LETTER FROM THE CHAIRMAN....................................    1
SCHEDULES OF INVESTMENTS....................................    5
STATEMENTS OF ASSETS AND LIABILITIES........................   47
STATEMENTS OF OPERATIONS....................................   48
STATEMENTS OF CHANGES IN NET ASSETS.........................   49
NOTES TO FINANCIAL STATEMENTS...............................   51
FINANCIAL HIGHLIGHTS........................................   57

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                           [R. JAY GERKEN PHOTO]
                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

Both the stock and bond markets changed gears during the first half of this year, largely due to shifting tides of investor sentiment.

After a torrid second half of 2003, the equity markets took a breather this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news -- solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates -- largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Although the bond market got off to a formidable start, its performance also was hampered by heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Higher interest rates can act as a brake on robust economic growth, which helps maintain a balance between steady growth and the inflation that generally accompanies that growth. Given that the economy appeared to be humming along at a healthy pace, as was widely expected, the central bank edged up its federal funds rate(i) target from a four-decade low to 1.25% at the end of June.

Over the six-month period, following a significant pullback this past spring, bond prices finished on a flat note. However, municipal bonds, mortgage-backed securities, U.S. Agencies, and corporate issues in general held up better than those of U.S. Treasury bonds on a total return basis. High-yield bonds outpaced most other sectors of the U.S. fixed-income market.

Although investor sentiment was shaky this past spring, by the end of the period the U.S. Consumer Confidence Index(ii) rose to levels not seen since June of 2002. The domestic unemployment rate held steady, job growth slowed following a strong increase in March through the early spring, and inflation picked up during the period.

PORTFOLIO PERFORMANCE

Within this environment, the Portfolios performed as follows:(1)

TRAVELERS QUALITY BOND PORTFOLIO

During the period ended June 30, 2004, the Travelers Quality Bond Portfolio returned -0.14%. The Portfolio performed essentially in-line with its unmanaged benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index(iii), which returned -0.11%. The Portfolio slightly lagged its Lipper short-intermediate investment grade debt variable funds category average(2), which returned 0.12%.

(1) Each fund is an underlying investment option of various variable annuity and life products. Fund performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the fund. An investor may not invest directly in the fund. PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS.

(2) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 31 funds in the Lipper short-intermediate investment grade debt variable funds category with reinvestment of dividends and capital gains, if any.

LAZARD INTERNATIONAL STOCK PORTFOLIO

During the period ended June 30, 2004, the Lazard International Stock Portfolio returned 1.61%. The Portfolio underperformed its unmanaged benchmark, the MSCI EAFE GDP Index(iv), which returned 5.60% and its Lipper international value variable funds category average(3), which returned 5.27%.

MFS EMERGING GROWTH PORTFOLIO

During the period ended June 30, 2004, the MFS Emerging Growth Portfolio returned 5.03%. The Portfolio outperformed its unmanaged benchmark, the Russell 3000 Growth Index(v), which returned 2.96% and its Lipper multi-cap growth variable funds category average(4), which returned 3.96%.

FEDERATED HIGH YIELD PORTFOLIO

During the period ended June 30, 2004, the Federated High Yield Portfolio returned 2.08%. The Portfolio outperformed its unmanaged benchmarks, the Lehman Brothers High Yield Index(vi) and the Lehman Brothers Aggregate Bond Index(vii), which returned 1.36% and 0.15%, respectively. The Portfolio also outperformed its Lipper high current yield variable funds category average(5), which returned 1.07%.

FEDERATED STOCK PORTFOLIO

During the period ended June 30, 2004, the Federated Stock Portfolio returned 3.18%. The Portfolio slightly underperformed its unmanaged benchmark, the S&P 500/Barra Value Index(viii), which returned 4.17%. The Portfolio also underperformed its Lipper multi-cap value variable funds category average(6), which returned 4.49%.

DISCIPLINED MID CAP STOCK PORTFOLIO

During the period ended June 30, 2004, the Disciplined Mid Cap Stock Portfolio returned 6.65%. The Portfolio slightly outperformed its unmanaged benchmark, the S&P 500 MidCap 400 Index(ix), which returned 6.08%. The Portfolio also outperformed its Lipper mid-cap core variable funds category average(7), which returned 6.00%.

(3) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 33 funds in the Lipper international value variable funds category with reinvestment of dividends and capital gains, if any.

(4) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 106 funds in the Lipper multi-cap growth variable funds category with reinvestment of dividends and capital gains, if any.

(5) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 88 funds in the Lipper high current yield variable funds category with reinvestment of dividends and capital gains, if any.

(6) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 99 funds in the Lipper multi-cap value variable funds category with reinvestment of dividends and capital gains, if any.

(7) Lipper is a major independent mutual fund tracking organization. Average annual returns are based on the six-month period ended June 30, 2004, calculated among 73 funds in the Lipper mid-cap core variable funds category with reinvestment of dividends and capital gains, if any.
 2

                            PERFORMANCE OF THE FUNDS
                              AS OF JUNE 30, 2004

                                                              6 MONTHS
  TRAVELERS QUALITY BOND PORTFOLIO                             -0.14%

  Lehman Brothers Intermediate Government/Credit Bond Index    -0.11%

  Lipper Short-Intermediate Investment Grade Debt Variable
    Funds Category Average                                      0.12%

  LAZARD INTERNATIONAL STOCK PORTFOLIO                          1.61%

  MSCI EAFE GDP Index                                           5.60%

  Lipper International Value Variable Funds Category Average    5.27%

  MFS EMERGING GROWTH PORTFOLIO                                 5.03%

  Russell 3000 Growth Index                                     2.96%

  Lipper Multi-Cap Growth Variable Funds Category Average       3.96%

  FEDERATED HIGH YIELD PORTFOLIO                                2.08%

  Lehman Brothers High Yield Index                              1.36%

  Lehman Brothers Aggregate Bond Index                          0.15%

  Lipper High Current Yield Variable Funds Category Average     1.07%

  FEDERATED STOCK PORTFOLIO                                     3.18%

  S&P 500/Barra Value Index                                     4.17%

  Lipper Multi-Cap Value Variable Funds Category Average        4.49%

  DISCIPLINED MID CAP STOCK PORTFOLIO                           6.65%

  S&P MidCap 400 Index                                          6.08%

  Lipper Mid-Cap Core Variable Funds Category Average           6.00%


     THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE AND INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     The performance returns set forth above do not reflect the reduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts such as administrative fees, account charges, and surrender charges, which if reflected, would reduce the performance of the funds.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund and variable product industries have come under the scrutiny of federal and state regulators. Travelers Life & Annuity and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, revenue sharing, and other mutual fund and variable product issues in connection with various investigations. The funds have been informed that Travelers Life & Annuity and its affiliates are responding to those information requests and cooperating with the regulators, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

SPECIAL SHAREHOLDER NOTICE

Effective January 1, 2004, Gene Collins replaced F. Denney Voss as Portfolio Manager of the Travelers Quality Bond Portfolio. Mr. Collins is a Senior Vice President of Travelers Asset Management International Company LLC.

Effective June 28, 2004, a new team of individuals employed by Travelers Investment Management Company replaced Sandip Bhagat as Portfolio Manager of the Disciplined Mid Cap Stock Portfolio.

Effective July 7, 2004, Camille H. Lee joined the Portfolio Management Team of David E. Sette-Ducati and Eric B. Fischman for the MFS Emerging Growth Portfolio.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Please note an investor cannot invest directly in an index.

Past performance is no guarantee of future results. The performance returns set forth above do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and life contracts including, but not limited to, administrative fees, account charges, and surrender charges, which if reflected, would reduce performance.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change. Please refer to pages 5 through 44 for a list and percentage breakdown of the fund's holdings.

The commentary provided is as of July 20, 2004 and is subject to change based on the market and other conditions. The views expressed are those of the portfolio manager and are not intended to be a forecast of future events, a guarantee of future results or investment advice. These views may differ from those of other portfolio managers or the firm as a whole.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii)   Source: June 2004 Consumer Confidence Index, The Conference Board.
(iii) The Lehman Brothers Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.
(iv) The MSCI EAFE GDP Index is an unmanaged index of common stocks of companies located in Europe, Australasia, and the Far East, generally considered representative of the foreign markets.
(v) The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
(vi) The Lehman Brothers High Yield Index covers the universe of fixed-rate, non-investment grade debt, including corporate and non-corporate sectors. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging market countries are included. Original issue zero coupon bonds, step-up coupon structures, and 144-As also are included.
(vii) The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
(viii) The S&P 500 Barra Value is a market-capitalization weighted index of stocks in the S&P 500 having lower price-to-book ratios relative to the S&P 500 as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.)
(ix) The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.
 4

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2004

                        TRAVELERS QUALITY BOND PORTFOLIO

   FACE
  AMOUNT                                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 38.6%
                            U.S. Treasury Notes:
$14,610,000                   5.875% due 11/15/05.......................................    $ 15,305,699
 21,350,000                   3.500% due 11/15/06.......................................      21,632,738
  4,500,000                   3.125% due 9/15/08........................................       4,417,209
  1,920,000                   3.375% due 11/15/08.......................................       1,899,602
  4,550,000                   4.750% due 11/15/08.......................................       4,753,330
  7,400,000                   5.750% due 8/15/10........................................       8,070,632
  8,899,000                   4.750% due 5/15/14........................................       8,994,602
                            Fannie Mae:
                              Benchmark Notes:
  2,400,000                     1.750% due 6/16/06......................................       2,344,056
  3,900,000                     6.000% due 5/15/11......................................       4,193,253
  2,600,000                   Notes, 2.000% due 2/9/07 (a)..............................       2,582,174
  1,200,000                 Freddie Mac, Medium-Term Notes, 2.900% due 2/27/19 (a)......       1,191,431
--------------------------------------------------------------------------------------------------------
                            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                            (Cost -- $76,733,022).......................................      75,384,726
--------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT       RATING(B)                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 48.8%
--------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.0%
  3,800,000     BBB         Northrop Grumman Corp., Notes, 8.625% due 10/15/04..........       3,869,240
--------------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 1.6%
  2,100,000     A3*         DaimlerChrysler North America Holding Corp., Notes, 4.050%
                              due 6/4/08................................................       2,060,942
  1,000,000     BBB-        Lear Corp., Sr. Notes, Series B, 7.960% due 5/15/05.........       1,042,934
--------------------------------------------------------------------------------------------------------
                                                                                               3,103,876
--------------------------------------------------------------------------------------------------------
BANKING -- 4.2%
  1,720,000     AA-         ABN AMRO Bank N.V., Sr. Notes, 1.250% due 5/11/07 (a)              1,723,194
    970,000     Baa2*       Capital One Bank, Notes, 5.000% due 6/15/09.................         973,831
    600,000     Aa3*        Credit Suisse First Boston (USA), Inc., Notes, 6.125% due
                              11/15/11..................................................         632,451
  2,165,000     A2*         FleetBoston Financial Corp., Sub. Notes, 7.125% due
                              4/15/06...................................................       2,323,004
    700,000     A           Huntington National Bank, Notes, 4.650% due 6/30/09.........         702,628
  1,800,000     Aa2*        U.S. Bank N.A., Notes, 2.870% due 2/1/07....................       1,770,241
--------------------------------------------------------------------------------------------------------
                                                                                               8,125,349
--------------------------------------------------------------------------------------------------------
BROKERAGE -- 3.5%
  2,100,000     Aa3*        The Goldman Sachs Group, Inc., Notes, 4.750% due 7/15/13....       1,976,289
  1,300,000     A1*         Lehman Brothers Holdings Inc., Medium-Term Notes, Series G,
                              4.800% due 3/13/14........................................       1,217,745
  1,200,000     Aa3*        Merrill Lynch & Co., Medium-Term Notes, Series B, 3.375% due
                              9/14/07...................................................       1,188,857
                            Morgan Stanley:
  1,000,000     Aa3*          Notes, 6.600% due 4/1/12..................................       1,078,203
  1,600,000     A1*           Sub. Notes, 4.750% due 4/1/14.............................       1,479,002
--------------------------------------------------------------------------------------------------------
                                                                                               6,940,096
--------------------------------------------------------------------------------------------------------
CONGLOMERATES -- 1.0%
  1,800,000     BBB         Tyco International Group S.A., Notes, 6.125% due 11/1/08....       1,916,797
--------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2004

                        TRAVELERS QUALITY BOND PORTFOLIO

   FACE
  AMOUNT       RATING(B)                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
CONSTRUCTION -- 0.4%
$   800,000     BBB-        MDC Holdings, Inc., Notes, 5.500% due 5/15/13...............    $    776,762
--------------------------------------------------------------------------------------------------------
DISTRIBUTORS -- 0.3%
    700,000     A+          Southern California Gas Co., First Mortgage Bonds, Series
                              II,
                              4.375% due 1/15/11........................................         685,718
--------------------------------------------------------------------------------------------------------
ENERGY -- 2.9%
    700,000     BBB+        Anadarko Finance Co., Sr. Notes, Series B, 6.750% due
                              5/1/11....................................................         770,974
    400,000     A-          Cooper Cameron Corp., Sr. Notes, 2.650% due 4/15/07.........         388,287
    870,000     BBB         Duke Energy Field Services, LLC, Notes, 7.500% due
                              8/16/05...................................................         913,653
  3,600,000     B+          Transcontinental Gas Pipe Line Corp., Notes, 6.125% due
                              1/15/05...................................................       3,672,000
--------------------------------------------------------------------------------------------------------
                                                                                               5,744,914
--------------------------------------------------------------------------------------------------------
FINANCE CAPTIVE -- 3.4%
  1,000,000     BBB         Devon Financing Corp., ULC, Notes, 6.875% due 9/30/11.......       1,090,219
                            Ford Motor Credit Co., Global Landmark Securities(TM):
  1,900,000     A3*           6.875% due 2/1/06.........................................       1,993,647
  1,300,000     A3*           7.000% due 10/1/13........................................       1,314,520
  1,200,000     A3*         General Motors Acceptance Corp., Notes, 7.250% due 3/2/11...       1,261,099
  1,100,000     A+          National Rural Utilities Cooperative Finance Corp.,
                              Collateral Trust Bonds, 4.750% due 3/1/14.................       1,058,531
--------------------------------------------------------------------------------------------------------
                                                                                               6,718,016
--------------------------------------------------------------------------------------------------------
FINANCE NON-CAPTIVE -- 3.0%
  1,130,000     A           Countrywide Home Loans, Inc., Medium-Term Notes, Series L,
                              4.000% due 3/22/11........................................       1,055,472
  2,000,000     AAA         General Electric Capital Corp., Medium-Term Notes, Series A,
                              5.450% due 1/15/13........................................       2,031,242
  2,590,000     A1*         Household Finance Corp., Notes, 6.375% due 11/27/12.........       2,750,603
--------------------------------------------------------------------------------------------------------
                                                                                               5,837,317
--------------------------------------------------------------------------------------------------------
INSURANCE -- 1.8%
  1,700,000     AAA         MassMutual, Global Funding II, Notes, 2.550% due 7/15/08
                              (c).......................................................       1,602,828
  1,900,000     AA+         New York Life Global Funding, Medium-Term Notes,
                              5.375% due 9/15/13 (c)....................................       1,911,011
--------------------------------------------------------------------------------------------------------
                                                                                               3,513,839
--------------------------------------------------------------------------------------------------------
MEDIA -- 5.9%
    400,000     BBB-        Clear Channel Communications, Inc., Sr. Notes, 4.400% due
                              5/15/11...................................................         378,355
    900,000     BBB         Comcast Cable Communications, Inc., Exchange Notes,
                              8.500% due 5/1/27.........................................       1,092,868
  3,700,000     Baa1*       Cox Enterprises Inc., Notes, 7.875% due 9/15/10 (c).........       4,210,866
  2,000,000     BBB-        Liberty Media Corp., Sr. Notes, 2.670% due 9/17/06 (a)......       2,037,560
  3,600,000     BBB+        Time Warner Inc., Notes, 6.150% due 5/1/07..................       3,814,150
--------------------------------------------------------------------------------------------------------
                                                                                              11,533,799
--------------------------------------------------------------------------------------------------------
PACKAGING -- 0.3%
    550,000     BBB         Sealed Air Corp., Sr. Notes, 5.625% due 7/15/13 (c).........         544,250
--------------------------------------------------------------------------------------------------------
PAPER PRODUCTS -- 0.4%
    800,000     BBB         International Paper Co., Notes, 5.500% due 1/15/14..........         784,607
--------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2004

                        TRAVELERS QUALITY BOND PORTFOLIO

   FACE
  AMOUNT       RATING(B)                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.1%
$ 2,200,000     A           Wyeth, Notes, 5.500% due 2/1/14.............................    $  2,105,968
--------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 3.0%
    460,000     BB+         iStar Financial Inc., Sr. Notes, 6.000% due 12/15/10........         459,424
    250,000     BBB-        Nationwide Health Properties, Inc., Medium-Term Notes,
                              Series C,
                              6.900% due 10/1/37........................................         253,484
  5,000,000     BBB         Post Apartment Homes, L.P., MOPPRS(SM), 6.850% due
                              3/16/15...................................................       5,096,415
--------------------------------------------------------------------------------------------------------
                                                                                               5,809,323
--------------------------------------------------------------------------------------------------------
RETAILERS -- 2.2%
  4,500,000     AA          Wal-Mart Stores, Inc., Notes, 4.550% due 5/1/13.............       4,343,180
--------------------------------------------------------------------------------------------------------
SUPERMARKETS -- 0.7%
  1,300,000     BBB         Fred Meyer, Inc., Notes, 7.450% due 3/1/08..................       1,443,748
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.1%
  2,000,000     BBB+        Deutsche Telekom International Finance B.V., Bonds,
                              8.250% due 6/15/05........................................       2,103,334
  1,350,000     BBB-        Sprint Capital Corp., Notes, 6.125% due 11/15/08............       1,420,365
  2,700,000     BBB+        Telecom Italia Capital S.A., Sr. Global Notes, 5.250% due
                              11/15/13 (c)..............................................       2,617,939
--------------------------------------------------------------------------------------------------------
                                                                                               6,141,638
--------------------------------------------------------------------------------------------------------
TOBACCO -- 0.9%
  1,700,000     BBB         Altria Group, Inc., Notes, 5.625% due 11/4/08...............       1,709,024
--------------------------------------------------------------------------------------------------------
UTILITIES -- 7.1%
    650,000     B+          CMS Energy Corp., Notes, 7.625% due 11/15/04................         663,000
  2,800,000     BBB         Pepco Holdings, Inc., Notes, 5.500% due 8/15/07.............       2,892,621
  2,900,000     Baa*        Progress Energy, Inc., Sr. Notes, 6.050% due 4/15/07........       3,059,233
    750,000     BB-         PSE&G Energy Holdings Inc., Sr. Notes, 8.625% due 2/15/08...         810,000
  1,800,000     A3*         SCANA Corp., Sr. Notes, 1.620% due 11/15/06 (a).............       1,802,174
  1,700,000     AA+         SP PowerAssets Ltd., Notes, 5.000% due 10/22/13 (c).........       1,658,313
    800,000     Baa2*       TransAlta Corp., Sr. Notes, 5.750% due 12/15/13.............         793,539
  2,200,000     BBB-        Xcel Energy Inc., Sr. Notes, 3.400% due 7/1/08..............       2,125,504
--------------------------------------------------------------------------------------------------------
                                                                                              13,804,384
--------------------------------------------------------------------------------------------------------
                            TOTAL CORPORATE BONDS & NOTES (Cost -- $94,420,032).........      95,451,845
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.2%
  1,358,878     AAA         California Infrastructure PG&E-1, Series 1997-1, Class A7,
                              6.420% due 9/25/08........................................       1,418,882
  1,000,000     AAA         Chase Funding Trust, Series 2002-2, Class 1A5,
                              5.833% due 4/25/32........................................       1,041,113
  2,207,939     AAA         DaimlerChrysler Auto Trust, Series 2001-C, Class A4,
                              4.630% due 12/6/06........................................       2,239,953
  1,700,000     AAA         Discover Card Master Trust I, Series 1996-3, Class A,
                              6.050% due 8/18/08........................................       1,785,605
  2,200,000     AAA         Ford Credit Auto Owner Trust, Series 2002-B, Class A4,
                              4.750% due 8/15/06........................................       2,249,449
  1,510,188     AAA         Toyota Auto Receivables Owner Trust, Series 2002-C, Class
                              A3,
                              2.650% due 11/15/06.......................................       1,515,760
--------------------------------------------------------------------------------------------------------
                            TOTAL ASSET-BACKED SECURITIES (Cost -- $10,516,165).........      10,250,762
--------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2004

                        TRAVELERS QUALITY BOND PORTFOLIO

   FACE
  AMOUNT       RATING(B)                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.5%
$ 1,000,000     AAA         Banc of America Commercial Mortgage Inc., Series 2004-3,
                              Class A4, 5.176% due 6/10/39..............................    $  1,005,001
  1,500,000     AAA         Credit Suisse First Boston Mortgage Securities Corp., Series
                              2003-C5,
                              Class A4, 4.900% due 12/15/36.............................       1,456,619
                            LB-UBS Commercial Mortgage Trust:
  1,090,000     AAA           Series 2002-C4, Class A5, 4.853% due 9/15/31..............       1,069,755
  2,000,000     AAA           Series 2003-C3, Class A2, 3.086% due 5/15/27..............       1,923,624
  1,900,000     AAA           Series 2004-C1, Class A4, 4.568% due 1/15/31..............       1,795,702
  1,450,000     AAA         Wachovia Bank Commercial Mortgage Trust, Series 2003-C6,
                              Class A3, 4.957% due 8/15/35..............................       1,452,127
--------------------------------------------------------------------------------------------------------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                            (Cost -- $8,946,440)........................................       8,702,828
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.9%
  5,615,000                 State Street Bank & Trust Co. dated 6/30/04, 1.150% due
                              7/1/04; Proceeds at maturity -- $5,615,179; (Fully
                              collateralized by U.S. Treasury Notes, 6.500% due
                              10/15/06; Market value -- $5,730,730)
                              (Cost -- $5,615,000)......................................       5,615,000
--------------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS -- 100.0% (Cost -- $196,230,659**)........    $195,405,161
--------------------------------------------------------------------------------------------------------

(a) Variable rate security.
(b) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this Schedule:

   MOPPRS(SM) -- MandatOry Par Put Remarketed Securities(SM). "MandatOry Par Put
                 Remarketed Securities(SM)" and MOPPRS(SM) are service marks owned by Merrill Lynch & Co., Inc.

  See pages 45 and 46 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

  SHARES                                 SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
STOCK -- 97.8%
-------------------------------------------------------------------------------------------
FINLAND -- 4.5%
    132,800    Stora Enso Oyj, Series R Shares.............................    $  1,803,664
    378,800    Nokia Oyj...................................................       5,514,314
-------------------------------------------------------------------------------------------
                                                                                  7,317,978
-------------------------------------------------------------------------------------------
FRANCE -- 11.2%
     37,200    Aventis S.A.+...............................................       2,811,690
     18,400    BNP Paribas S.A.+...........................................       1,132,979
     49,700    Carrefour S.A.+.............................................       2,414,317
    144,400    Credit Agricole S.A.+.......................................       3,517,871
     35,700    Lagardere S.C.A.+...........................................       2,233,014
     25,900    Sanofi-Synthelabo+..........................................       1,643,691
     23,251    Total S.A.+.................................................       4,438,062
-------------------------------------------------------------------------------------------
                                                                                 18,191,624
-------------------------------------------------------------------------------------------
GERMANY -- 10.0%
     45,600    BASF AG+....................................................       2,443,439
     82,800    Deutsche Telekom AG++.......................................       1,456,399
     49,100    E.ON AG+....................................................       3,546,655
     35,500    Muenchener Rueckversicherungs-Gesellschaft AG+..............       3,852,910
      1,440    Porsche AG, Preferred Shares................................         964,823
     32,600    Schering AG.................................................       1,923,157
     27,300    Siemens AG..................................................       1,965,651
-------------------------------------------------------------------------------------------
                                                                                 16,153,034
-------------------------------------------------------------------------------------------
HONG KONG -- 0.9%
    279,500    CLP Holdings Ltd. ..........................................       1,530,142
-------------------------------------------------------------------------------------------
IRELAND -- 4.3%
    133,892    Allied Irish Banks, PLC.....................................       2,071,613
    206,400    Bank of Ireland.............................................       2,755,516
    103,942    CRH PLC.....................................................       2,199,027
-------------------------------------------------------------------------------------------
                                                                                  7,026,156
-------------------------------------------------------------------------------------------
ITALY -- 2.8%
    195,150    Eni S.p.A.+.................................................       3,879,462
    307,800    Terna S.p.A.++..............................................         667,377
-------------------------------------------------------------------------------------------
                                                                                  4,546,839
-------------------------------------------------------------------------------------------
JAPAN -- 16.3%
     20,650    ACOM CO., LTD. .............................................       1,338,959
     31,600    Canon Inc.+.................................................       1,661,713
        309    East Japan Railway Co. .....................................       1,729,462
     34,700    FANUC Ltd. .................................................       2,065,911
    170,000    Mitsubishi Estate Co., Ltd. ................................       2,105,080
     26,700    NEC Electronics Corp.+......................................       1,636,014
    317,000    Nissan Motor Co., Ltd. .....................................       3,516,585
    205,000    Nomura Holdings, Inc. ......................................       3,027,802
        781    NTT DoCoMo, Inc. ...........................................       1,392,794

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

  SHARES                                 SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
JAPAN -- 16.3% (CONTINUED)
     40,200    Shin-Etsu Chemical Co., Ltd. ...............................    $  1,433,810
    253,000    The Sumitomo Trust and Banking Co., Ltd.+...................       1,797,805
     66,700    Takeda Chemical Industries, Ltd. ...........................       2,921,880
    499,000    Tokyo Gas Co., Ltd. ........................................       1,766,089
-------------------------------------------------------------------------------------------
                                                                                 26,393,904
-------------------------------------------------------------------------------------------
THE NETHERLANDS -- 10.0%
     44,700    Akzo Nobel N.V. ............................................       1,645,995
     58,357    Heineken N.V. ..............................................       1,919,996
    320,000    Koninklijke KPN N.V. .......................................       2,440,097
    148,172    Koninklijke (Royal) Philips Electronics N.V. ...............       3,994,205
    122,500    Royal Dutch Petroleum Co. ..................................       6,293,981
-------------------------------------------------------------------------------------------
                                                                                 16,294,274
-------------------------------------------------------------------------------------------
NORWAY -- 1.1%
    100,000    DnB NOR ASA.................................................         682,451
     81,700    Statoil ASA+................................................       1,037,326
-------------------------------------------------------------------------------------------
                                                                                  1,719,777
-------------------------------------------------------------------------------------------
SINGAPORE -- 1.2%
    286,800    Oversea-Chinese Banking Corp. Ltd. .........................       2,016,081
-------------------------------------------------------------------------------------------
SPAIN -- 1.9%
     83,300    Altadis, S.A.+..............................................       2,577,279
      8,900    Antena 3 de Television, S.A.++..............................         471,587
-------------------------------------------------------------------------------------------
                                                                                  3,048,866
-------------------------------------------------------------------------------------------
SWITZERLAND -- 6.2%
     61,700    Compagnie Financiere Richemont AG, Class A Shares...........       1,611,622
    111,030    Credit Suisse Group++.......................................       3,946,669
     43,800    Swiss Reinsurance Co. ......................................       2,846,178
     24,300    UBS AG......................................................       1,712,976
-------------------------------------------------------------------------------------------
                                                                                 10,117,445
-------------------------------------------------------------------------------------------
UNITED KINGDOM -- 27.4%
    480,800    Barclays PLC................................................       4,094,543
    273,800    BP PLC......................................................       2,417,334
    197,696    Cadbury Schweppes PLC.......................................       1,705,104
    198,874    Diageo PLC..................................................       2,680,607
    270,500    GlaxoSmithKline PLC.........................................       5,472,750
    385,207    HSBC Holdings PLC...........................................       5,726,407
     54,120    Imperial Tobacco Group PLC..................................       1,165,597
    148,260    Kesa Electricals PLC........................................         777,448
    306,600    Prudential PLC..............................................       2,637,440
    465,300    Rentokil Initial PLC........................................       1,218,920
    109,100    Rio Tinto PLC...............................................       2,622,663
    162,900    Royal Bank of Scotland Group PLC............................       4,689,707
     63,800    Smiths Group PLC............................................         863,425

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

  SHARES                                 SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
UNITED KINGDOM -- 27.4% (CONTINUED)
    224,600    Unilever PLC................................................    $  2,202,831
  2,823,400    Vodafone Group PLC..........................................       6,180,644
-------------------------------------------------------------------------------------------
                                                                                 44,455,420
-------------------------------------------------------------------------------------------
               TOTAL STOCK (Cost -- $144,047,557)..........................     158,811,540
-------------------------------------------------------------------------------------------
  FACE
 AMOUNT                                  SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.2%
$ 3,604,000    State Street Bank and Trust Co. dated 6/30/04, 1.150% due
                 7/1/04; Proceeds at maturity -- $3,604,115; (Fully
                 collateralized by U.S. Treasury Bonds,
                 8.125% due 8/15/19; Market value -- $3,679,549)
                 (Cost -- $3,604,000)......................................       3,604,000
-------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0% (Cost -- $147,651,557*).........    $162,415,540
-------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 29,910,541    State Street Navigator Securities Lending Trust Prime
                 Portfolio (Cost -- $29,910,541)...........................    $ 29,910,541
-------------------------------------------------------------------------------------------

+ All or a portion of this security is on loan (See Note 8).
++ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         MFS EMERGING GROWTH PORTFOLIO

   SHARES                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
COMMON STOCK -- 94.7%
-----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 20.5%
HOTELS, RESTAURANTS & LEISURE -- 4.3%
      38,870   Carnival Corp. .............................................  $  1,826,890
      11,840   The Cheesecake Factory Inc.+................................       471,114
       5,620   Four Seasons Hotels, Inc. ..................................       338,380
      13,760   GTECH Holdings Corp. .......................................       637,226
      18,040   International Game Technology...............................       696,344
      11,270   Outback Steakhouse, Inc. ...................................       466,127
       9,930   P.F. Chang's China Bistro, Inc.+............................       408,620
      35,540   Royal Caribbean Cruises Ltd. ...............................     1,542,791
       6,720   Starbucks Corp.+............................................       292,186
      17,350   WMS Industries Inc.+........................................       517,030
-----------------------------------------------------------------------------------------
                                                                                7,196,708
-----------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 3.3%
      34,950   eBay Inc.+..................................................     3,213,653
      74,770   InterActiveCorp+............................................     2,253,568
-----------------------------------------------------------------------------------------
                                                                                5,467,221
-----------------------------------------------------------------------------------------
MEDIA -- 6.3%
      43,490   Citadel Broadcasting Co.+...................................       633,649
      66,860   EchoStar Communications Corp., Class A Shares+..............     2,055,945
      37,460   Getty Images, Inc.+.........................................     2,247,600
      15,660   Grupo Televisa, S.A., Sponsored ADR.........................       708,928
      15,300   Meredith Corp. .............................................       840,888
      48,780   The News Corp. Ltd., Sponsored Preferred ADR................     1,603,886
      19,940   Playboy Enterprises, Inc., Class B Shares+..................       231,503
      42,270   The Walt Disney Co. ........................................     1,077,462
      47,040   Westwood One, Inc.+.........................................     1,119,552
-----------------------------------------------------------------------------------------
                                                                               10,519,413
-----------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 2.1%
      26,310   Family Dollar Stores, Inc. .................................       800,350
      20,940   Kohl's Corp.+...............................................       885,343
      41,250   Target Corp. ...............................................     1,751,888
-----------------------------------------------------------------------------------------
                                                                                3,437,581
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 3.6%
      13,050   Best Buy Co., Inc. .........................................       662,157
      13,650   CDW Corp. ..................................................       870,324
      25,920   PETsMART, Inc. .............................................       841,104
      42,190   Ross Stores, Inc. ..........................................     1,129,004
      42,070   Staples, Inc.+..............................................     1,233,072
      33,940   Tiffany & Co. ..............................................     1,250,689
-----------------------------------------------------------------------------------------
                                                                                5,986,350
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         MFS EMERGING GROWTH PORTFOLIO

   SHARES                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 0.9%
      13,320   Coach, Inc.+................................................  $    601,931
      27,030   Reebok International Ltd. ..................................       972,539
-----------------------------------------------------------------------------------------
                                                                                1,574,470
-----------------------------------------------------------------------------------------
               TOTAL CONSUMER DISCRETIONARY................................    34,181,743
-----------------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.6%
FOOD & DRUG RETAILING -- 1.6%
      15,590   CVS Corp. ..................................................       655,092
      57,180   Walgreen Co. ...............................................     2,070,488
-----------------------------------------------------------------------------------------
               TOTAL CONSUMER STAPLES......................................     2,725,580
-----------------------------------------------------------------------------------------
ENERGY -- 1.8%
ENERGY EQUIPMENT & SERVICES -- 1.8%
      24,490   BJ Services Co.+............................................     1,122,622
      10,650   Cooper Cameron Corp.+.......................................       518,655
      22,670   GlobalSantaFe Corp. ........................................       600,755
      15,060   Smith International, Inc.+..................................       839,746
-----------------------------------------------------------------------------------------
               TOTAL ENERGY................................................     3,081,778
-----------------------------------------------------------------------------------------
FINANCIALS -- 4.6%
BANKS -- 0.5%
      17,100   Investors Financial Services Corp. .........................       745,218
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 4.1%
      29,130   American Express Co. .......................................     1,496,699
     121,000   Ameritrade Holding Corp.+...................................     1,373,350
         600   The Chicago Mercantile Exchange.............................        86,622
      12,020   The Goldman Sachs Group, Inc. ..............................     1,131,803
      18,780   Legg Mason, Inc. ...........................................     1,709,168
      20,700   Merrill Lynch & Co., Inc. ..................................     1,117,386
-----------------------------------------------------------------------------------------
                                                                                6,915,028
-----------------------------------------------------------------------------------------
               TOTAL FINANCIALS............................................     7,660,246
-----------------------------------------------------------------------------------------
HEALTHCARE -- 24.3%
BIOTECHNOLOGY -- 7.1%
      22,900   Amgen Inc.+.................................................     1,249,653
      22,070   Celgene Corp.+..............................................     1,263,728
       8,130   Genentech, Inc.+............................................       456,906
      21,670   Gen-Probe Inc.+.............................................     1,025,424
      45,960   Genzyme Corp.+..............................................     2,175,287
      44,590   Gilead Sciences, Inc.+......................................     2,987,530
       8,140   ImClone Systems Inc.+.......................................       698,331
       9,040   Invitrogen Corp.+...........................................       650,790
      35,610   MedImmune, Inc.+............................................       833,274
       9,540   Neurocrine Biosciences, Inc.+...............................       494,649
-----------------------------------------------------------------------------------------
                                                                               11,835,572
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         MFS EMERGING GROWTH PORTFOLIO

   SHARES                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES -- 10.5%
      16,370   Alcon, Inc. ................................................  $  1,287,500
       6,870   Apogent Technologies, Inc.+.................................       219,840
      42,720   Baxter International, Inc. .................................     1,474,267
      36,440   C.R. Bard, Inc. ............................................     2,064,326
     146,940   Cytyc Corp.+................................................     3,727,868
      21,720   DENTSPLY International Inc. ................................     1,131,612
      37,770   Fisher Scientific International Inc.+.......................     2,181,218
      41,350   Guidant Corp. ..............................................     2,310,638
      32,390   Medtronic, Inc. ............................................     1,578,041
      28,930   Millipore Corp.+............................................     1,630,784
-----------------------------------------------------------------------------------------
                                                                               17,606,094
-----------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 1.8%
      47,820   Caremark Rx, Inc.+..........................................     1,575,191
      32,910   HCA Inc. ...................................................     1,368,727
-----------------------------------------------------------------------------------------
                                                                                2,943,918
-----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.9%
      19,890   Allergan, Inc. .............................................     1,780,553
      19,200   Elan Corp. PLC, Sponsored ADR+..............................       475,008
      12,240   Eli Lilly and Co. ..........................................       855,698
      52,630   Johnson & Johnson...........................................     2,931,491
      52,200   Medicis Pharmaceutical Corp., Class A Shares................     2,085,390
-----------------------------------------------------------------------------------------
                                                                                8,128,140
-----------------------------------------------------------------------------------------
               TOTAL HEALTHCARE............................................    40,513,724
-----------------------------------------------------------------------------------------
INDUSTRIALS -- 11.6%
AIR FREIGHT & COURIERS -- 0.3%
      11,260   Expeditors International of Washington, Inc. ...............       556,357
-----------------------------------------------------------------------------------------
AIRLINES -- 1.1%
      15,280   JetBlue Airways Corp.+......................................       448,926
      79,500   Southwest Airlines Co. .....................................     1,333,215
-----------------------------------------------------------------------------------------
                                                                                1,782,141
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 9.0%
      42,580   Alliance Data Systems Corp.+................................     1,799,005
      10,860   Apollo Group, Inc., Class A Shares+.........................       958,829
      57,900   ARAMARK Corp., Class B Shares...............................     1,665,204
      48,000   Career Education Corp.+.....................................     2,186,880
      33,770   Ceridian Corp.+.............................................       759,825
      80,730   Corinthian Colleges, Inc.+..................................     1,997,260
      14,060   The Corporate Executive Board Co.+..........................       812,527
      42,140   DST Systems, Inc.+..........................................     2,026,513
         484   Employee Solutions, Inc.+...................................             1
      14,780   Manpower Inc. ..............................................       750,381
      19,180   Monster Worldwide, Inc.+....................................       493,310
      17,480   Paychex, Inc. ..............................................       592,222

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         MFS EMERGING GROWTH PORTFOLIO

   SHARES                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 9.0% (CONTINUED)
      21,100   Robert Half International Inc.+.............................  $    628,147
       3,510   Strayer Education, Inc. ....................................       391,611
-----------------------------------------------------------------------------------------
                                                                               15,061,715
-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.2%
      57,950   Tyco International Ltd. ....................................     1,920,463
-----------------------------------------------------------------------------------------
               TOTAL INDUSTRIALS...........................................    19,320,676
-----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 24.0%
COMMUNICATIONS EQUIPMENT -- 5.8%
      75,770   Andrew Corp.+...............................................     1,516,158
     139,038   Cisco Systems, Inc.+........................................     3,295,201
      60,130   Comverse Technology, Inc.+..................................     1,198,992
      10,880   F5 Networks, Inc. ..........................................       288,102
      13,170   Harris Corp. ...............................................       668,378
      21,321   Juniper Networks, Inc.+.....................................       523,857
     100,440   Nokia Oyj, Sponsored ADR....................................     1,460,398
      11,350   Research In Motion Ltd.+....................................       776,794
-----------------------------------------------------------------------------------------
                                                                                9,727,880
-----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.6%
      31,770   Apple Computer, Inc.+.......................................     1,033,796
      72,200   Dell Inc.+..................................................     2,586,204
       7,040   Lexmark International, Inc., Class A Shares+................       679,571
-----------------------------------------------------------------------------------------
                                                                                4,299,571
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
      34,830   Waters Corp.+...............................................     1,664,177
-----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.0%
      27,560   Akamai Technologies, Inc.+..................................       494,702
      76,710   Yahoo! Inc.+................................................     2,786,874
-----------------------------------------------------------------------------------------
                                                                                3,281,576
-----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.5%
      31,340   Analog Devices, Inc.+.......................................     1,475,487
      26,810   Integrated Circuit Systems, Inc.+...........................       728,160
      83,140   Marvell Technology Group Ltd.+..............................     2,219,838
      60,710   PMC-Sierra, Inc.+...........................................       871,188
      15,230   Xilinx, Inc.+...............................................       507,311
-----------------------------------------------------------------------------------------
                                                                                5,801,984
-----------------------------------------------------------------------------------------
SOFTWARE -- 9.1%
      33,560   Adobe Systems Inc. .........................................     1,560,540
     110,280   Amdocs Ltd.+................................................     2,583,860
      35,270   Electronic Arts Inc.+.......................................     1,923,978
      26,500   Mercury Interactive Corp.+..................................     1,320,495
      96,650   Microsoft Corp. ............................................     2,760,324
      58,120   Red Hat, Inc.+..............................................     1,335,016

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         MFS EMERGING GROWTH PORTFOLIO

   SHARES                                SECURITY                               VALUE
-----------------------------------------------------------------------------------------
SOFTWARE -- 9.1% (CONTINUED)
      37,580   Symantec Corp.+.............................................  $  1,645,252
      75,180   VERITAS Software Corp.+.....................................     2,082,486
-----------------------------------------------------------------------------------------
                                                                               15,211,951
-----------------------------------------------------------------------------------------
               TOTAL INFORMATION TECHNOLOGY................................    39,987,139
-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 6.3%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
      39,427   NTL Inc.+...................................................     2,271,784
      41,450   SpectraSite, Inc.+..........................................     1,791,469
-----------------------------------------------------------------------------------------
                                                                                4,063,253
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 3.9%
      74,750   Alamosa Holdings, Inc.+.....................................       549,413
      30,640   America Movil S.A. de C.V., Sponsored ADR...................     1,114,377
     180,490   American Tower Corp., Class A Shares+.......................     2,743,448
      18,240   Nextel Communications, Inc., Class A Shares+................       486,278
      69,079   Vodafone Group PLC, Sponsored ADR...........................     1,526,646
-----------------------------------------------------------------------------------------
                                                                                6,420,162
-----------------------------------------------------------------------------------------
               TOTAL TELECOMMUNICATION SERVICES............................    10,483,415
-----------------------------------------------------------------------------------------
               TOTAL COMMON STOCK (Cost -- $131,390,207)...................   157,954,301
-----------------------------------------------------------------------------------------
FOREIGN STOCK -- 3.1%
-----------------------------------------------------------------------------------------
CANADA -- 0.5%
       5,200   Aber Diamond Corp+..........................................       153,797
      38,700   CoolBrands International, Inc.+.............................       632,202
-----------------------------------------------------------------------------------------
                                                                                  785,999
-----------------------------------------------------------------------------------------
GERMANY -- 1.1%
      41,100   Bayerische Motoren Werke (BMW) AG...........................     1,820,824
-----------------------------------------------------------------------------------------
JAPAN -- 0.4%
      17,200   SOFTBANK Corp. .............................................       755,041
-----------------------------------------------------------------------------------------
SWITZERLAND -- 1.1%
      26,290   Novartis AG+................................................     1,160,254
       6,420   Roche Holding AG............................................       635,898
-----------------------------------------------------------------------------------------
                                                                                1,796,152
-----------------------------------------------------------------------------------------
               TOTAL FOREIGN STOCK (Cost -- $4,551,104)....................     5,158,016
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         MFS EMERGING GROWTH PORTFOLIO

   FACE
  AMOUNT                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.2%
$3,756,000   Federal National Mortgage Association, Discount Notes,
               0.010% due 7/1/04
             (Cost -- $3,756,000)........................................  $  3,756,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $139,697,311*).........  $166,868,317
---------------------------------------------------------------------------------------

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:

  ADR -- American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 96.9%
----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.8%
$  175,000   B            Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11.....    $   189,875
   100,000   B            Argo Tech Corp., Sr. Notes, 9.250% due 6/1/11 (b)................        103,500
                          Hexcel Corp.:
    50,000   B              Sr. Secured Notes, 9.875% due 10/1/08..........................         55,125
   350,000   CCC+           Sr. Sub. Notes, 9.750% due 1/15/09.............................        368,812
   425,000   BB-          L-3 Communications Corp., Sr. Sub. Notes, 6.125% due 1/15/14
                            (b)............................................................        408,000
   225,000   B-           Transdigm Inc., Sr. Sub. Notes, 8.375% due 7/15/11...............        229,500
----------------------------------------------------------------------------------------------------------
                                                                                                 1,354,812
----------------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 3%
    50,000   CCC+         Accuride Corp., Sr. Sub. Notes, Series B, 9.250% due 2/1/08......         51,250
   275,000   CCC+         Advanced Accessory Systems, Sr. Notes, 10.750% due 6/15/11.......        268,125
    50,000   BB+          Dana Corp., Notes, 9.000% due 8/15/11............................         58,750
                          General Motors Corp.:
   325,000   BBB            Debentures, 8.375% due 7/15/33.................................        344,980
   275,000   BBB            Sr. Notes, 7.125% due 7/15/13..................................        282,906
   100,000   BBB-         Lear Corp., Sr. Notes, Series B, 7.960% due 5/15/05..............        104,294
   275,000   B+           Stoneridge Inc., Sr. Notes, 11.500% due 5/1/12...................        325,187
   225,000   CCC+         Transportation Technologies Industries Inc., Sr. Sub. Notes,
                            12.500% due 3/31/10 (b)........................................        223,875
   385,000   BB-          TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13.........        456,225
   175,000   B            United Components Inc., Sr. Sub. Notes, 9.375% due 6/15/13.......        179,375
----------------------------------------------------------------------------------------------------------
                                                                                                 2,294,967
----------------------------------------------------------------------------------------------------------
BUILDING & MATERIALS -- 2.7%
                          Associated Materials Inc.:
   325,000   B-             Sr. Discount Notes, zero-coupon due 3/1/14 (b).................        219,375
   125,000   B-             Sr. Sub. Notes, 9.750% due 4/15/12.............................        139,375
   200,000   B-           Collins & Aikman Floorcovering Inc., Sr. Sub. Notes, 9.750% due
                            2/15/10........................................................        204,000
    50,000   B-           MAAX Corp., Sr. Sub. Notes, 9.750% due 6/15/12 (b)...............         51,750
   150,000   CCC          MMI Products, Inc., Sr. Sub. Notes, Series B, 11.250% due
                            4/15/07........................................................        145,500
   175,000   B-           Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (b).......        182,875
   225,000   B+           NCI Building Systems, Inc., Sr. Sub. Notes, Series B, 9.250% due
                            5/1/09.........................................................        237,375
   275,000   B-           Norcraft Co., Sr. Sub. Notes, 9.000% due 11/1/11 (b).............        291,500
   375,000   B-           Nortek Holdings Inc., Sr. Notes, zero coupon, due 5/15/11 (b)....        301,875
   200,000   B-           Ply Gem Industries Inc., Sr. Sub. Notes, 9.000% due 2/15/12
                            (b)............................................................        205,000
   125,000   B-           U.S. Concrete, Inc., Sr. Sub. Notes, 8.375% due 4/1/14 (b).......        125,312
----------------------------------------------------------------------------------------------------------
                                                                                                 2,103,937
----------------------------------------------------------------------------------------------------------
CHEMICALS & PLASTICS -- 5.3%
   325,000   B-           BCP Caylux Holding LUX SCA, Sr. Sub. Notes, 9.625% due 6/15/14
                            (b)............................................................        338,406
   225,000   B-           Compass Minerals Group Inc., Sr. Sub. Notes, 10.000% due
                            8/15/11........................................................        250,875
                          Compass Minerals International, Inc., Sr. Discount Notes:
   150,000   B-             Zero-coupon due 12/15/12.......................................        119,250
   275,000   B-             Zero-coupon due 6/1/13.........................................        210,375
   250,000   B+           Equistar Chemical, L.P., Sr. Notes, 10.125% due 9/1/08...........        275,000
   125,000   BB+          FMC Corp., Secured Notes, 10.250% due 11/1/09....................        144,375

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
CHEMICALS & PLASTICS -- 5.3% (CONTINUED)
$  150,000   B            Huntsman Advanced Materials, Sr. Secured Notes, 11.000% due
                            7/15/10 (b)....................................................    $   169,875
   425,000   CCC+         Huntsman ICI Chemicals, Sr. Sub Notes, 10.125% due 7/1/09........        435,625
   200,000   B+           Invista, Notes, 9.250% due 5/1/12 (b)............................        202,000
   150,000   B            Koppers Inc., Sr. Notes, 9.875% due 10/15/13 (b).................        165,000
                          Lyondell Chemical Co.:
                            Sr. Secured Notes:
    75,000   B+               9.6250% due 5/1/07...........................................         78,750
   275,000   B+               9.500% due 12/15/08..........................................        288,063
   150,000   B+               Series B, 9.875% due 5/1/07..................................        157,500
   250,000   B-             Sr. Sub. Notes, 10.875% due 5/1/09.............................        262,500
   175,000   B-           Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13 (b)...............        184,187
   325,000   B-           Nalco Finance Holdings Inc., Sr. Notes, zero coupon due 2/1/14
                            (b)............................................................        216,937
   250,000   CCC+         Rhodia S.A., Sr. Sub. Notes, 8.875% due 6/1/11 (b)...............        212,500
                          Union Carbide Chemicals & Plastics:
    50,000   BBB-           Debentures, 7.875% due 4/1/23..................................         48,000
   200,000   BBB-           Sr. Notes, 8.750% due 8/1/22...................................        197,000
                          Union Carbide Corp., Debentures:
    75,000   BBB-           6.790% due 6/1/25..............................................         76,125
    50,000   BBB-           7.500% due 6/1/25..............................................         47,000
----------------------------------------------------------------------------------------------------------
                                                                                                 4,079,343
----------------------------------------------------------------------------------------------------------
CONSTRUCTION MACHINERY -- 1.7%
   175,000   BB-          AGCO Corp., Sr. Notes, 9.500% due 5/1/08.........................        191,625
   400,000   BB-          Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)..........        422,000
   150,000   NR           Clark Material Handling Co., Sr. Notes, Series D, 10.750% due
                            11/15/06 (c)...................................................              0
                          Columbus McKinnon Corp:
    50,000   B-             Sr. Secured Notes, 10.000% due 8/1/10..........................         53,250
   225,000   CCC+           Sr. Sub. Notes, 8.500% due 4/1/08..............................        208,125
   300,000   BB-          Nationsrent Inc., Secured Sr. Notes, 9.500% due 10/15/10 (b).....        321,000
   125,000   BB-          United Rentals (North America), Inc., Sr. Notes, 6.500% due
                            2/15/12 (b)....................................................        118,750
----------------------------------------------------------------------------------------------------------
                                                                                                 1,314,750
----------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 5.1%
   325,000   B-           Alltrista Corp., Sr. Sub. Notes, 9.750% due 5/1/12...............        355,062
    75,000   B-           American Achievement Corp., Sr. Sub. Notes, 8.250% due 4/1/12
                            (b)............................................................         76,500
   175,000   CCC+         Ames True Temper Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (b)...        176,313
   175,000   B+           Armkel LLC, Sr. Sub. Notes, 9.500% due 8/15/09...................        192,063
   150,000   B-           Chattem Inc., Sr. Sub. Notes, 7.000% due 3/1/14..................        144,750
    50,000   D            Diamond Brands Operating Corp., Sr. Sub. Notes, 10.125% due
                            4/15/08 (c)....................................................             --
   175,000   B-           Icon Health & Fitness Inc., Sr. Sub. Notes, 11.250% due 4/1/12...        191,625
   475,000   B-           Jostens Holding Corp., Sr. Discount Notes, 10.250% due 12/1/13
                            (b)............................................................        325,375
   200,000   B-           Jostens Inc., Sr. Sub. Notes, 12.750% due 5/1/10.................        224,000
    50,000   BB           K2, Inc., Sr. Notes, 7.375% due 7/1/14 (b).......................         51,125
   150,000   CCC+         Leiner Health Products, Sr. Sub. Notes, 11.000% due 6/1/12 (b)...        155,625
   175,000   CCC+         NBC Acquisition Corp., zero coupon due 3/15/13...................        111,125
   150,000   CCC+         Nebraska Book Co., Inc., Sr. Sub. Notes, 8.625% due 3/15/12......        147,750
   275,000   CCC+         Playtex Products Inc., Sr. Sub. Notes, 9.375% due 6/1/11.........        268,812
   250,000   B-           Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b).......        252,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 5.1% (CONTINUED)
$  350,000   B-           Simmons Co., Sr. Sub. Notes, 7.875% due 1/15/14 (b)..............    $   358,750
   205,000   B            Tempur-Pedic Inc., Sr. Sub. Notes, 10.250% due 8/15/10 (b).......        232,162
   150,000   B-           True Temper Sports Inc., Sr. Sub. Notes, 8.375% due 9/15/11
                            (b)............................................................        150,750
   350,000   B-           United Industries Corp., Sr. Sub. Notes, Series D, 9.875% due
                            4/1/09.........................................................        365,750
   150,000   B            WH Holdings Limited, Sr. Notes, 9.500% due 4/1/11 (b)............        156,750
----------------------------------------------------------------------------------------------------------
                                                                                                 3,936,787
----------------------------------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING -- 1.2%
   100,000   B            Amsted Industries Inc., Sr. Notes, 10.250% due 10/15/11 (b)......        109,000
   175,000   B-           Polypore Inc., Sr. Sub. Notes, 8.750% due 5/15/12 (b)............        183,312
   200,000   B-           Thermadyne Holdings Corp., Sr. Secured Notes, 9.250% due
                            2/1/14.........................................................        198,500
                          Tyco International Group S.A., Notes:
    75,000   BBB            6.375% due 6/15/05.............................................         77,338
   375,000   BBB            5.800% due 8/1/06..............................................        391,277
----------------------------------------------------------------------------------------------------------
                                                                                                   959,427
----------------------------------------------------------------------------------------------------------
ENERGY -- 2.4%
    75,000   BB-          Chesapeake Energy Corp., Sr. Notes, 7.500% due 6/15/14 (b).......         77,625
   175,000   BB           Citgo Petroleum Corp., Sr. Notes, 11.375% due 2/1/11.............        203,875
   225,000   B            Compton Petroleum Corp., Sr. Notes, Series A, 9.900% due
                            5/15/09........................................................        246,938
   200,000   CCC+         Continental Resources, Inc., Sr. Sub. Notes, 10.250% due
                            8/1/08.........................................................        207,500
   150,000   BB-          Ferrellgas Escrow LLC, Sr. Notes, 6.750% due 5/1/14 (b)..........        145,500
    50,000   B-           Lone Star Technologies, Inc., Sr. Sub. Notes, Series B, 9.000%
                            due 6/1/11.....................................................         52,375
    75,000   B+           Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12.....         82,875
   150,000   BB-          Petroleum Helicopters Inc., Sr. Notes, Series B, 9.375% due
                            5/1/09.........................................................        158,250
    75,000   B            Range Resources Corp., Sr. Sub. Notes, 7.375% due 7/15/13 (b)....         75,000
   250,000   B            Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12..............        268,125
                          Tesoro Petroleum Corp.:
   100,000   BB             Sr. Secured Notes, 8.000% due 4/15/08..........................        107,500
   175,000   B              Sr. Sub. Notes, Series B, 9.625% due 11/1/08...................        192,500
----------------------------------------------------------------------------------------------------------
                                                                                                 1,818,063
----------------------------------------------------------------------------------------------------------
ENTERTAINMENT -- 2.1%
   300,000   CCC+         AMC Entertainment Inc., Sr. Sub. Notes, 9.875% due 2/1/12........        316,500
   350,000   B-           Cinemark Inc., Sr. Discount Notes, zero coupon due 3/15/14 (b)...        230,125
   150,000   B-           Cinemark USA Inc., Sr. Sub. Notes, 9.000% due 2/1/13.............        164,438
   225,000   B+           Intrawest Corp., Sr. Notes, 10.500% due 2/1/10...................        244,406
                          Six Flags Inc., Sr. Notes:
   150,000   B-             9.750% due 4/15/13.............................................        151,500
    50,000   B-             9.625% due 6/1/14 (b)..........................................         50,000
   425,000   B-           Universal City Development Partners, Sr. Notes, 11.750% due
                            4/1/10 (b).....................................................        494,062
----------------------------------------------------------------------------------------------------------
                                                                                                 1,651,031
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
ENVIRONMENTAL -- 1.8%
                          Allied Waste North America Inc., Series B:
$  275,000   BB-            9.250% due 9/1/12..............................................    $   309,375
   625,000   BB-            Sr. Notes, 7.625% due 1/1/06...................................        658,594
   200,000   B            Clean Harbors Inc., 11.250% due 7/15/12 (b)......................        203,000
   175,000   B            Synagro Technologies Inc., Sr. Sub. Notes, 9.500% due 4/1/09.....        183,750
----------------------------------------------------------------------------------------------------------
                                                                                                 1,354,719
----------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS -- 0.3%
   200,000   B            Dollar Financial Group, Sr. Notes, 9.750% due 11/15/11 (b).......        210,000
----------------------------------------------------------------------------------------------------------
FINANCIAL/OTHER -- 1.6%
 1,225,000   BB-          Targeted Return Index Sector, Trains HY-2004-1, Secured Notes,
                            8.218% due 8/1/15 (b)(d).......................................      1,273,249
----------------------------------------------------------------------------------------------------------
FOOD & BEVERAGE -- 6.4%
    63,000   B-           AgriLink Foods Inc., Sr. Sub. Notes, 11.875% due 11/1/08.........         66,938
   250,000   B-           American Seafood Group LLC, Sr. Sub. Notes, 10.125% due
                            4/15/10........................................................        300,000
   150,000   CCC+         B&G Foods, Inc., Sr. Sub. Notes, Series D, 9.625% due 8/1/07.....        153,375
   150,000   BB           Constellation Brands, Inc., Sr. Notes, Series B, 8.000% due
                            2/15/08........................................................        162,000
   200,000   B+           Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11.........        213,500
                          Del Monte Corp.:
    75,000   B              Series B, 9.250% due 5/15/11...................................         82,313
   400,000   B              Sr. Sub. Notes, 8.625% due 12/15/12............................        433,000
                          Dole Foods Co., Sr. Notes:
   275,000   B+             8.625% due 5/1/09..............................................        289,438
   175,000   B+             7.250% due 6/15/10.............................................        173,688
   300,000   CCC+         Eagle Family Foods Holdings, Inc., Sr. Sub. Notes, Series B,
                            8.750% due 1/15/08.............................................        211,500
   200,000   B-           Gold Kist, Inc., Sr. Notes, 10.250% due 3/15/14 (b)..............        218,000
   225,000   B-           Land O' Lakes, Inc., Sr. Notes, 8.750% due 11/15/11..............        208,125
   175,000   B-           Michael Foods Inc., Sr. Sub. Notes, 8.000% due 11/15/13 (b)......        181,563
   150,000   B-           National Beef Packing Co. LLC, Sr. Notes, 10.500% due 8/1/11
                            (b)............................................................        159,750
   100,000   NR           Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07
                            (c)............................................................              0
   275,000   B-           Pierre Foods Inc., Sr. Sub. Notes, 9.875% due 7/15/12 (b)........        280,156
                          Pilgrim's Pride Corp.:
   275,000   BB-            Sr. Notes, 9.625% due 9/15/11..................................        305,250
   225,000   B+             Sr. Sub. Notes, 9.250% due 11/15/13............................        240,750
   200,000   B-           Reddy Ice Group, Inc., Sr. Sub. Notes, 8.875% due 8/1/11 (b).....        212,000
                          Smithfield Foods Inc., Sr. Notes:
   200,000   BB-            7.750% due 5/15/13.............................................        211,000
   250,000   BB-            Series B, 8.000% due 10/15/09..................................        270,625
                          Swift & Co.:
   100,000   B+             Sr. Notes, 10.125% due 10/1/09.................................        107,250
   125,000   B-             Sr. Sub. Notes, 12.500% due 1/1/10.............................        134,375
   300,000   CCC+         UAP Holding Corp., Sr. Discount Notes, zero coupon due 7/15/12
                            (b)............................................................        241,200
    75,000   B-           United Agricultural Products Inc., Sr. Notes, 8.250% due 12/15/11
                            (b)............................................................         84,000
----------------------------------------------------------------------------------------------------------
                                                                                                 4,939,796
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
GAMING -- 7.4%
$   75,000   B            American Casino & Entertainment, Sr. Secured Notes, 7.850% due
                            2/1/12 (b).....................................................    $    76,500
                          Boyd Gaming Corp., Sr. Sub. Notes:
   100,000   B+             8.750% due 4/15/12.............................................        107,000
   175,000   B+             7.750% due 12/15/12............................................        177,625
   200,000   NR           Coast Hotels & Casino, Inc., Sr. Sub. Notes, 9.500% due 4/1/09...        211,000
   225,000   B-           Global Cash Access LLC, Sr. Sub. Notes, 8.750% due 3/15/12 (b)...        235,125
   500,000   BB+          Harrah's Operating Co., Inc., Sr. Sub. Notes, 7.875% due
                            12/15/05.......................................................        529,375
   225,000   B            Isle of Capri Casinos, Inc., Sr. Sub. Notes, 9.000% due
                            3/15/12........................................................        243,563
   150,000   B            Majestic Star Casino LLC, Sr. Secured Notes, 9.500% due 10/15/10
                            (b)............................................................        151,500
                          Mandalay Resort Group:
   125,000   BB+            Sr. Notes, 9.500% due 8/1/08...................................        140,625
   475,000   BB-            Sr. Sub. Notes, Series B, 10.250% due 8/1/07...................        529,625
                          MGM MIRAGE:
   150,000   BB+            Sr. Notes, 8.500% due 9/15/10..................................        162,750
                            Sr. Sub. Notes:
   600,000   BB-              9.750% due 6/1/07............................................        658,500
   200,000   BB-              8.375% due 2/1/11............................................        210,000
                          Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
    25,000   BB-            8.375% due 7/1/11..............................................         27,125
   250,000   BB-            8.000% due 4/1/12..............................................        267,500
   225,000   B+           MTR Gaming Group, Sr. Notes, 9.750% due 4/1/10...................        243,000
                          Park Place Entertainment Corp., Sr. Sub. Notes:
   275,000   BB-            7.875% due 3/15/10.............................................        291,500
   300,000   BB-            8.125% due 5/15/11.............................................        319,875
                          Penn National Gaming, Inc., Sr. Sub. Notes:
    50,000   B              8.875% due 3/15/10.............................................         54,562
   175,000   B              Series B, 11.125% due 3/1/08...................................        193,375
   200,000   B+           Station Casinos, Inc., Sr. Sub. Notes, 6.500% due 2/1/14.........        193,500
   250,000   B            Sun International Hotels Ltd., Sr. Sub. Notes, 8.875% due
                            8/15/11........................................................        268,125
   225,000   B            Venetian Casino Resort LLC/Las Vegas Sands Inc., Mortgage Notes,
                            11.000% due 6/15/10............................................        261,000
   117,000   CCC+         Wynn Las Vegas LLC/Corp., Second Mortgage, 12.000% due 11/1/10...        140,692
----------------------------------------------------------------------------------------------------------
                                                                                                 5,693,442
----------------------------------------------------------------------------------------------------------
HEALTHCARE -- 4.4%
   300,000   B-           Ameripath Inc., Sr. Sub. Notes, 10.500% due 4/1/13...............        304,500
   175,000   B-           Ardent Health Services, Sr. Sub. Notes, 10.000% due 8/15/13
                            (b)............................................................        188,125
                          Concentra Operating Corp. Sr. Secured Notes:
   175,000   B-             9.500% due 8/15/10.............................................        187,250
    50,000   B-             9.125% due 6/1/12 (b)..........................................         52,500
   325,000   B+           Fisher Scientific International, Sr. Notes, 8.000% due 9/1/13
                            (b)............................................................        349,375
   100,000   B-           Hanger Orthopedic Group, Sr. Notes, 10.375% due 2/15/09..........        102,750
                          HCA Inc., Notes:
   350,000   BBB-           6.910% due 6/15/05.............................................        360,457
   375,000   BBB-           8.750% due 9/1/10..............................................        428,717
   200,000   BBB-           6.750% due 7/15/13.............................................        205,220
   143,382   B+           Magellan Health Services, Inc., Sr. Notes, 9.375% due 11/15/08...        154,494
   200,000   BBB          Manor Care Inc., Sr. Notes, 8.000% due 3/1/08....................        222,250

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
HEALTHCARE -- 4.4% (CONTINUED)
$  100,000   B-           Medical Device Manufacturing, Inc., Sr. Sub. Notes, 10.000% due
                            7/15/12 (b)....................................................    $   102,500
   150,000   BB-          Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due
                            6/15/12........................................................        161,250
   125,000   B-           Universal Hospital Services Inc., Sr. Notes, 10.125% due 11/1/11
                            (b)............................................................        127,500
   350,000   B-           Vanguard Health Systems, Inc., Sr. Sub. Notes, 9.750% due
                            8/1/11.........................................................        380,625
    75,000   B            VWR International Inc., Sr. Sub. Notes, 8.000% due 4/15/14 (b)...         77,250
----------------------------------------------------------------------------------------------------------
                                                                                                 3,404,763
----------------------------------------------------------------------------------------------------------
INDUSTRIAL/OTHER -- 4.4%
   100,000   B-           Aearo Co. I, Sr. Sub. Notes, 8.250% due 4/15/12 (b)..............        102,500
   225,000   B-           Brand Services, Inc., Sr. Sub. Notes, 12.000% due 10/15/12.......        257,625
   400,000   B-           Eagle-Picher Inc., Sr. Notes, 9.750% due 9/1/13..................        432,000
                          Foamex L.P.:
   125,000   B-             Sr. Secured Notes, 10.750% due 4/1/09..........................        124,375
   100,000   CCC+           Sr. Sub. Notes, 9.875% due 6/15/07.............................         85,500
    50,000   NR           Glenoit Corp., Sr. Sub. Notes, 11.000% due 4/15/07 (c)...........          1,000
   200,000   B+           Greif Bros. Corp., Sr. Sub. Notes, 8.875% due 8/1/12.............        216,250
   175,000   B            Hines Nurseries Inc., Sr. Notes, 10.250% due 10/1/11 (b).........        191,625
   225,000   B-           Interline Brands Inc., Sr. Sub. Notes, 11.500% due 5/15/11.......        249,750
   250,000   CCC+         Milacron Escrow Corp., Sr. Secured Notes, 11.500% due 5/15/11
                            (b)............................................................        250,000
                          Neenah Corp.:
   191,000   CCC+           Sr. Secured Notes, 11.000% due 9/30/10 (b).....................        203,415
   159,574   CCC+           Sr. Sub. Notes, 13.000% due 9/30/13 (b)........................        157,180
   250,000   B-           Norcross Safety Products, Sr. Sub. Notes, 9.875% due 8/15/11
                            (b)............................................................        271,250
   200,000   B-           Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12..............        221,000
   300,000   B-           Sensus Metering Systems, Sr. Sub. Notes, 8.625% due 12/15/13
                            (b)............................................................        289,500
   150,000   B            Superior Essex Communications LLC, Sr. Notes, 9.000% due 4/15/12
                            (b)............................................................        144,000
   100,000   B+           Valmont Industries, Inc., Sr. Sub. Notes, 6.875% due 5/1/14
                            (b)............................................................         98,750
   125,000   B-           Wesco Distribution Inc., Sr. Sub. Notes, 9.125% due 6/1/08.......        129,219
----------------------------------------------------------------------------------------------------------
                                                                                                 3,424,939
----------------------------------------------------------------------------------------------------------
LODGING -- 2.0%
   125,000   CCC+         Courtyard by Marriott, Sr. Secured Notes, Series B, 10.750% due
                            2/1/08.........................................................        125,938
   250,000   B-           Florida Panthers Holdings, Sr. Sub. Notes, 9.875% due 4/15/09....        264,375
                          Hilton Hotels Corp., Notes:
   300,000   BBB-           8.250% due 2/15/11.............................................        335,250
    50,000   BBB-           7.625% due 12/1/12.............................................         54,000
   133,000   B+           HMH Properties, Inc. Sr. Notes, Series B, 7.875% due 8/1/08......        136,990
   175,000   BB+          Royal Caribbean Cruises Ltd., Sr. Notes, 8.000% due 5/15/10......        189,437
                          Starwood Hotels & Resorts Worldwide Inc., Sr. Notes:
   350,000   BB+            7.375% due 5/1/07..............................................        370,125
   100,000   BB+            7.875% due 5/1/12..............................................        107,500
----------------------------------------------------------------------------------------------------------
                                                                                                 1,583,615
----------------------------------------------------------------------------------------------------------
MEDIA/CABLE -- 2.4%
   250,000   B+           Cablevision Systems Corp., Sr. Notes, 8.000% due 4/15/12 (b).....        247,500
   350,000   CCC-         Charter Communications Holdings II, Sr. Notes, 10.250% due
                            9/15/10 (b)....................................................        354,375

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
MEDIA/CABLE -- 2.4% (CONTINUED)
                          Charter Communications Holdings LLC, Sr. Discount Notes:
$   75,000   CCC-           Step bond to yield 11.758% due 1/15/11.........................    $    55,313
   450,000   CCC-           Step bond to yield 10.959% due 4/1/11..........................        357,750
   375,000   BB-          CSC Holdings Inc., Sr. Notes, 7.875% due 12/15/07................        391,875
   450,000   B            Kabel Deutschland GMBH, Sr. Notes, 10.625% due 7/1/14 (b)........        464,625
----------------------------------------------------------------------------------------------------------
                                                                                                 1,871,438
----------------------------------------------------------------------------------------------------------
MEDIA/NON-CABLE -- 8.6%
                          Advanstar Communications Inc.:
   125,000   B-             Sr. Secured Notes, 10.750% due 8/15/10 (b).....................        138,906
   250,000   CCC+           Sr. Sub. Notes, Series B, 12.000% due 2/15/11..................        267,500
   125,000   NR           Advanstar Inc., Sr. Sub. Notes, Series B, step bond to yield
                            14.993% due 10/15/11 (e).......................................        101,406
   150,000   B-           Affinity Group, Inc., Sr. Sub. Note, 9.000% due 2/15/12 (b)......        154,500
                          American Media Operations Inc., Sr Sub. Notes:
   150,000   B-             8.875% due 1/15/11.............................................        145,875
   175,000   B-             Series B, 10.250% due 5/1/09...................................        182,438
   200,000   B-           Block Communications Inc., Sr. Sub. Notes, 9.250% due 4/15/09....        211,000
   100,000   B            Cadmus Communication Corp, Sr. Sub. Notes, 8.375% due 6/15/14
                            (b)............................................................        100,500
   425,000   B            Dex Media East, LLC, Sr. Sub. Notes, 12.125% due 11/15/12........        498,313
   275,000   B            Dex Media Inc., Notes, 8.000% due 11/15/13 (b)...................        178,750
   500,000   B            Dex Media West, LLC, Sr. Sub. Notes, 9.875% due 8/15/13 (b)......        551,250
   325,000   BB-          DIRECTV Holdings, LLC, Sr. Notes, 8.375% due 3/15/31.............        361,156
                          Echostar DBS Corp., Sr. Notes:
   100,000   BB-            10.375% due 10/1/07............................................        107,375
   225,000   BB-            5.750% due 10/1/08.............................................        223,031
   150,000   B            Houghton Mifflin Co., Sr. Discount Notes, zero coupon due
                            10/15/13.......................................................         80,437
    50,000   B            Inmarsat Finance PLC, Sr. Notes, 7.625% due 6/30/12 (b)..........         48,625
   175,000   B            Lamar Media Corp., Sr. Sub. Notes, 7.250% due 1/1/13.............        178,938
    50,000   CCC+         Liberty Group Operating, Inc., Sr. Sub. Notes, 9.375% due
                            2/1/08.........................................................         50,000
   175,000   B-           Lodgenet Entertainment Corp., Sr. Sub. Notes, 9.500% due
                            6/15/13........................................................        192,063
   400,000   B+           PanAmSat Corp., Sr. Notes, 8.500% due 2/1/12.....................        456,000
   300,000   B            Quebecor Media, Inc., Sr. Notes, 11.125% due 7/15/11.............        343,875
   200,000   BB-          Reader's Digest Association, Inc., Sr. Notes, 6.500% due
                            3/1/11.........................................................        196,250
   275,000   B+           R.H. Donnelley Corp., Sr. Sub. Notes, 10.875% due 12/15/12.......        320,375
                          Sinclair Broadcast Group, Sr. Sub. Notes:
   300,000   B              8.750% due 12/15/11............................................        322,500
    50,000   B              8.000% due 3/15/12.............................................         51,375
                          Vertis, Inc.:
   550,000   B-             Notes, Series B, 10.875% due 6/15/09...........................        594,000
    50,000   B-             Sr. Secured Notes, 9.750% due 4/1/09...........................         54,000
                          XM Satellite Radio Inc.:
   186,747   CCC+           Sr. Discount Notes, step bond to yield 21.882%% due 12/31/09...        176,943
    94,000   CCC+           Sr. Secured Notes, 12.000% due 6/15/10 (e).....................        108,217

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
MEDIA/NON-CABLE -- 8.6% (CONTINUED)
                          Yell Finance B.V.:
$  179,000   BB-            Sr. Discount Notes, step bond to yield 13.494% due 8/1/11......    $   169,155
    97,000   BB-            Sr. Notes, 10.750% due 8/1/11..................................        112,278
----------------------------------------------------------------------------------------------------------
                                                                                                 6,677,031
----------------------------------------------------------------------------------------------------------
METALS & MINING -- 1.5%
   125,000   BB-          California Steel Industries, Inc., Sr. Notes, 6.125% due
                            3/15/14........................................................        117,188
    75,000   B-           Commonwealth Industries, Sr. Sub. Notes, 10.750% due 10/1/06.....         76,125
   225,000   B-           IMCO Recycling Inc., Secured Sr. Notes, 10.375% due 10/15/10
                            (b)............................................................        244,125
   150,000   B-           Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (b).......        155,250
   150,000   NR           Republic Technology Inc., Sr. Secured Notes, 13.750% due 7/15/09
                            (c)(e).........................................................              0
   150,000   B            Ryerson Tull Inc., Notes, 9.125% due 7/15/06.....................        157,500
   210,000   BB-          United States Steel Corp., Sr. Notes, 9.750% due 5/15/10.........        233,625
   150,000   B            Wise Metals Group LLC, Sr. Secured Notes, 10.250% due 5/15/12
                            (b)............................................................        154,500
----------------------------------------------------------------------------------------------------------
                                                                                                 1,138,313
----------------------------------------------------------------------------------------------------------
PACKAGING -- 3.1%
   225,000   B-           Berry Plastics, Sr. Sub. Notes, 10.750% due 7/15/12..............        250,875
   250,000   CCC+         Graham Packaging/GPC CAP Co., Sr. Sub. Notes, 8.750% due 1/15/08
                            (b)............................................................        252,500
   175,000   CCC+         Graham Packaging, Sr. Sub. Notes, Series B, 4.795 due 1/15/08
                            (d)............................................................        168,875
                          Owens-Brockway Glass Containers, Sr. Secured Notes:
   250,000   BB-            8.875% due 2/15/09.............................................        271,250
   150,000   BB-            7.750% due 5/15/11.............................................        156,750
   100,000   B-             8.25% due 5/15/13..............................................        103,750
   350,000   B-           Owens Illinois Inc., Sr. Notes, 8.100% due 5/15/07...............        362,250
   125,000   B+           Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11..........        135,000
                          Pliant Corp.
    50,000   B-             Sr. Secured Notes, 11.125% due 9/1/09..........................         53,750
   300,000   B-             Sr. Secured Sub. Notes, 13.000% due 6/1/10.....................        270,000
    16,707   NR           Russell-Stanley Holdings Inc., Sr. Sub. Notes, 9.000% due
                            11/30/08 (b)...................................................              2
   375,000   B-           Tekni-Plex Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10...        361,875
----------------------------------------------------------------------------------------------------------
                                                                                                 2,386,877
----------------------------------------------------------------------------------------------------------
PAPER -- 4.0%
    50,000   BB           Boise Cascade Corp., Sr. Notes, 7.000% due 11/1/13...............         51,375
                          Georgia Pacific Corp.:
   500,000   BB+            Notes, 7.500% due 5/15/06......................................        532,500
                            Sr. Notes:
   250,000   BB+              8.125% due 5/15/11...........................................        277,500
   400,000   BB+              9.375% due 2/1/13............................................        460,000
   250,000   B-           Graphic Packaging International Inc., Sr. Sub. Notes, 9.500% due
                            8/15/13 (b)....................................................        272,500
                          MDP Acquisitions PLC, Sr. Notes:
   250,000   B              9.625% due 10/1/12.............................................        275,000
   205,485   B              15.500% due 10/1/13............................................        237,336
   150,000   B+           Riverside Forest Products Limited, Sr. Notes, 7.875% due 3/1/14
                            (b)............................................................        153,750
   375,000   B            Smurfit-Stone Container Corp., Sr. Notes, 8.250% due 10/1/12.....        391,875

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
PAPER -- 4.0% (CONTINUED)
$  225,000   B            Stone Container Corp., Sr. Notes, 9.750% due 2/1/11..............    $   248,625
   175,000   BB-          Tembec Industries Inc., Sr. Notes, 8.500% due 2/1/11.............        177,625
----------------------------------------------------------------------------------------------------------
                                                                                                 3,078,086
----------------------------------------------------------------------------------------------------------
RESTAURANTS -- 0.8%
   125,000   CCC-         Advantica Restaurant Group, Inc., Sr. Notes, 11.125% due
                            1/15/08........................................................        121,250
    50,000   CCC+         Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10................         52,500
   250,000   B-           Carrols Corp., Sr. Sub. Notes, 9.500% due 12/1/08................        260,000
   175,000   B-           Dominos Inc., Sr. Sub. Notes, 8.250% due 7/1/11 (b)..............        186,375
----------------------------------------------------------------------------------------------------------
                                                                                                   620,125
----------------------------------------------------------------------------------------------------------
RETAILERS -- 4.1%
   325,000   B            Buhrmann U.S. Inc., Sr. Sub. Notes, 12.250% due 11/1/09..........        357,694
   200,000   B            Couche-Tard US/ Finance, Sr. Sub. Notes, 7.500% due 12/15/13
                            (b)............................................................        201,000
   125,000   B+           Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12 (b)......        130,312
   200,000   B-           FTD, Inc., Sr. Sub Notes, 7.750% due 2/15/14.....................        186,500
   125,000   B-           General Nutrition Center Inc., Sr. Sub. Notes, 8.500% due 12/1/10
                            (f)............................................................        130,312
                          J.C. Penney Co., Inc., Notes:
    50,000   BB+            7.600% due 4/1/07..............................................         54,187
   476,000   BB+            9.000% due 8/1/12..............................................        564,060
   200,000   B-           Lazydays RV Center Inc., Sr. Notes, 11.750% due 5/15/12 (b)......        212,000
   150,000   BB+          Michaels Stores Inc., Sr. Notes, 9.250% due 7/1/09...............        165,000
   250,000   B-           PCA LLC/PCA Finance Corp., Sr. Notes, 11.875% due 8/1/09.........        270,000
   200,000   B-           Petro Stopping Centers LP, Sr. Secured Notes, 9.000% due 2/15/12
                            (b)............................................................        199,000
                          Rite Aid Corp., Sr. Notes:
   300,000   B+             8.125% due 5/1/10..............................................        317,250
   100,000   B+             9.500% due 2/15/11.............................................        110,750
   225,000   B            United Auto Group Inc., Sr. Sub. Notes, 9.625% due 3/15/12.......        247,500
   400,000   NR           US Office Products Co., Sr. Sub. Notes, 9.750% due 6/15/08 (c)...             40
----------------------------------------------------------------------------------------------------------
                                                                                                 3,145,605
----------------------------------------------------------------------------------------------------------
SERVICES -- 1.0%
   225,000   B            Brickman Group, Ltd., Sr. Sub. Notes, 11.750% due 12/15/09.......        259,875
   175,000   B+           CB Richard Ellis Services, Sr. Notes, 9.750% due 5/15/10.........        193,375
                          Language Line Holdings Inc.:
    75,000   CCC+           Sr. Sub. Notes, 11.125% due 6/15/12 (b)........................         76,500
    75,000   CCC+           Sr. Discount Notes, zero coupon due 6/15/13 (b)................         39,375
   175,000   CCC          SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06..................        172,390
----------------------------------------------------------------------------------------------------------
                                                                                                   741,515
----------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 2.8%
   250,000   B+           Activant Solutions Inc., Sr. Notes, 10.500% due 6/15/11..........        265,000
   155,000   B            AMI Semiconductor Inc., Sr. Sub. Notes, 10.750% due 2/1/13.......        181,738
   125,000   B-           Da-Lite Screen Co., Inc., Sr. Notes, 9.500% due 5/15/11 (b)......        130,625
   125,000   B+           Danka Business Services, Sr. Notes, 11.000% due 6/15/10..........        130,625
   250,000   BB-          Ingram Micro Inc., Sr. Sub. Notes, 9.875% due 8/15/08............        275,000
   175,000   BB+          Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09...        183,750
   225,000   BB+          Unisys Corp., Sr. Notes, 6.875% due 3/15/10......................        232,875

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 2.8% (CONTINUED)
                          Xerox Corp., Sr. Notes:
$  450,000   B+             9.750% due 1/15/09.............................................    $   514,125
   225,000   B+             7.625% due 6/15/13.............................................        231,188
----------------------------------------------------------------------------------------------------------
                                                                                                 2,144,926
----------------------------------------------------------------------------------------------------------
TEXTILE -- 1.2%
   175,000   B3*          GFSI Inc., Sr. Sub. Notes, Series B, 9.625% due 3/1/07...........        168,875
   125,000   CCC          Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08...............        123,125
   150,000   BB-          Phillips Van-Heusen, Sr. Notes, 8.125% due 5/1/13................        157,125
   300,000   B            Warnaco Inc., Sr. Notes, 8.875% due 6/15/13 (b)..................        324,000
   162,000   B+           William Carter Co., Sr. Sub. Notes, Series B, 10.875% due
                            8/15/11........................................................        184,275
----------------------------------------------------------------------------------------------------------
                                                                                                   957,400
----------------------------------------------------------------------------------------------------------
TOBACCO -- 0.6%
   200,000   NR           Commonwealth Brands Inc., 10.625% due 9/1/08 (b).................        215,000
                          DIMON Inc., Sr. Notes:
    50,000   BB-            7.750% due 6/1/13 (b)..........................................         46,750
   150,000   BB-            Series B, 9.625% due 10/15/11..................................        152,250
    75,000   BB+          Standard Commercial Corp., Sr. Notes, 8.000% due 4/15/12 (b).....         73,875
----------------------------------------------------------------------------------------------------------
                                                                                                   487,875
----------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
   150,000   B-           Allied Holdings Inc., Sr. Notes, Series B, 8.625% due 10/1/07....        137,250
   100,000   C*           Holt Group, Sr. Sub. Notes, 9.750% due 1/15/06 (c)...............              0
                          Stena AB, Sr. Notes:
   250,000   BB-            9.625% due 12/1/12.............................................        278,750
   150,000   BB-            7.500% due 11/1/13 (b).........................................        149,062
----------------------------------------------------------------------------------------------------------
                                                                                                   565,062
----------------------------------------------------------------------------------------------------------
UTILITY/ELECTRIC -- 3.3%
   238,691   BB+          Caithness Coso Fund Corp., Secured Notes, Series B, 9.050% due
                            12/15/09.......................................................        261,367
   375,000   CCC+         Calpine Corp., Sr. Notes, 8.500% due 2/15/11.....................        246,563
   325,000   B+           CMS Energy Corp., Sr. Notes, 8.900% due 7/15/08..................        342,063
   300,000   B+           Illinois Power, 11.500% due 12/15/10.............................        356,250
                          Nevada Power Co.:
    50,000   BB             6.500% due 4/15/12 (b).........................................         47,750
   325,000   BB             2nd Mortgage, 9.000% due 8/15/13...............................        355,062
   175,000   B+           NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (b)......        177,625
                          PSEG Energy Holdings:
   250,000   BB-            Notes 10.000% due 10/1/09......................................        283,750
   200,000   BB-            Sr. Notes, 8.625% due 2/15/08..................................        216,000
                          Reliant Resources Inc., Sr. Secured Notes:
   125,000   B              9.250% due 7/15/10 (b).........................................        134,062
   125,000   B              9.500% due 7/15/13 (b).........................................        135,312
----------------------------------------------------------------------------------------------------------
                                                                                                 2,555,804
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(A)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
UTILITY/NATURAL GAS  -- 3.9%
                          El Paso Corp.:
                            Medium-Term Notes:
$  175,000   CCC+             6.95% due 12/15/07...........................................    $   170,188
   325,000   Caa1-*           8.050% due 10/15/30..........................................        266,500
   450,000   CCC+             7.800% due 8/1/31............................................        363,375
   225,000   CCC+           Sr. Notes, 6.750% due 5/15/09..................................        204,750
   175,000   B-           El Paso Production Holding Co., 7.750% due 6/1/13................        161,438
   175,000   BB           Pacific Energy Partners L.P., Sr. Notes, 7.125% due 6/15/14
                            (b)............................................................        178,500
   125,000   BB-          Semco Energy Inc., Sr. Notes, 7.125% due 5/15/08.................        128,750
                          Tennessee Gas Pipeline:
   150,000   B-             Debentures, 7.500% due 4/1/17..................................        147,000
   450,000   B-             Notes, 8.375% due 6/15/32......................................        441,000
   150,000   B+           Transcontinental Gas Pipeline Corp., Sr. Notes, Series B, 8.875%
                            due 7/15/12....................................................        170,250
                          The Williams Cos., Inc.:
                            Notes:
   200,000   B+               7.625% due 7/15/19...........................................        193,500
   425,000   B+               7.875% due 9/1/21............................................        411,187
   125,000   B+             Sr. Notes, 8.625% due 6/1/10...................................        138,125
----------------------------------------------------------------------------------------------------------
                                                                                                 2,974,563
----------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 1.7%
   225,000   B-           American Cellular Corp., Sr. Notes, Series B, 10.000% due
                            8/1/11.........................................................        195,188
                          Nextel Communications, Inc.:
   475,000   BB             7.375% due 8/1/15..............................................        482,125
   300,000   BB             Sr. Notes, 9.375% due 11/15/09.................................        322,125
                          Nextel Partners Inc., Sr. Notes:
   120,000   B-             12.500% due 11/15/09...........................................        140,400
    50,000   B-             8.125% due 7/1/11..............................................         51,250
   100,000   CCC-         U.S. Unwired Inc., Sr. Secured Notes, 10.000% due 6/15/12 (b)....        101,500
----------------------------------------------------------------------------------------------------------
                                                                                                 1,292,588
----------------------------------------------------------------------------------------------------------
WIRELINE COMMUNICATIONS -- 3.6%
   225,000   B-           Alaska Communications Holdings Inc., Sr. Notes, 9.875% due
                            8/15/11 (b)....................................................        235,688
                          Cincinnati Bell Inc.:
   250,000   B-             Sr. Notes, 7.250% due 7/15/13 (b)..............................        235,000
   200,000   B-             Sr. Sub. Notes, 8.375% due 1/15/14 (b).........................        179,000
   125,000   BB-          Eircom Funding, Sr. Sub. Notes, 8.250% due 8/15/13...............        130,625
   175,000   CCC          Primus Telecommunications Group, Inc., Sr. Notes, 8.000% due
                            1/15/14 (b)....................................................        154,875
   100,000   B            Qwest Capital Funding, Inc., 7.250% due 2/15/11..................         86,000
   850,000   BB-          Qwest Corp., Notes, 8.875% due 3/15/12 (b).......................        922,250
   725,000   B            Qwest Services Corp., Sr. Sub. Secured Notes, 13.500% due
                            12/15/10 (b)...................................................        846,437
----------------------------------------------------------------------------------------------------------
                                                                                                 2,789,875
----------------------------------------------------------------------------------------------------------
                          TOTAL CORPORATE BONDS & NOTES (Cost -- $72,638,755)..............     74,824,723
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

  SHARES                                              SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCK (g) -- 0.1%
----------------------------------------------------------------------------------------------------------
CHEMICALS -- 0.0%
        45                General Chemical Industrial Products, Inc........................    $     8,349
----------------------------------------------------------------------------------------------------------
CONTAINER & PACKAGING -- 0.0%
     2,000                Russell-Stanley Holdings, Inc. (b)...............................             20
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 0.1%
       710                NTL Inc. ........................................................         40,910
----------------------------------------------------------------------------------------------------------
MEDIA/CABLE -- 0.0%
     1,237                Viatel Holding Bermuda Ltd. .....................................          1,515
----------------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCK (Cost -- $502,527)                                     50,794
----------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%
----------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 0.3%
                          PRIMEDIA Inc.:
     1,150                  Series F, 9.200%...............................................        102,350
     1,500                  Series H, 8.625%...............................................        129,750
----------------------------------------------------------------------------------------------------------
                                                                                                   232,100
----------------------------------------------------------------------------------------------------------
RETAIL -- 0.3%
       200                General Nutrition Centers Holding Co., Series A (b)..............        216,000
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS & CELLULAR -- 0.0%
     1,878                McLeodUSA Inc., Series A (e).....................................          4,885
----------------------------------------------------------------------------------------------------------
                          TOTAL PREFERRED STOCK (Cost -- $915,704).........................        452,985
----------------------------------------------------------------------------------------------------------

 WARRANTS                                             SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
WARRANTS (G) -- 0.1%
    30,652                ACP Holdings Corp., Expire 10/7/13 (b)...........................         34,483
        75                Advanstar Holdings Corp., Expire 10/15/11 (b)....................              2
       901                AMF Bowling Worldwide, Inc., Class B Shares, Expire 3/9/09.......              0
        26                General Chemical Industrial Products, Inc., Series A, Expire
                            4/30/11........................................................              0
        19                General Chemical Industrial Products, Inc., Series B, Expire
                            4/30/11........................................................              0
     4,162                McLeodUSA Inc., Class A Shares, Expire 4/16/07...................            583
       100                MDP Acquisitors PLC, Expire 10/1/13 (b)..........................          2,800
       100                Pliant Corp., Expire 6/1/10......................................              1
       150                Republic Technologies International LLC, Class D Shares, Expire
                            7/15/09 (b)(c).................................................              2
       125                XM Satellite Radio Holdings Inc., Expire 3/15/10 (b).............          6,937
----------------------------------------------------------------------------------------------------------
                          TOTAL WARRANTS (Cost -- $105,613)                                         44,808
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT                                            SECURITY                                    VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
$1,792,000              State Street Bank and Trust Co. dated 6/30/04, 1.1500% due
                          7/1/04; Proceeds at maturity -- $1,792,057; (Fully
                          collateralized by U.S. Treasury Notes, 6.500% due 10/15/06;
                          Market value -- $1,832,089) (Cost -- $1,792,000)...............    $ 1,792,000
--------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0% (Cost -- $75,954,599**).....................    $77,165,310
--------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk (*) or a double dagger (++), which are rated by Moody's Investors Service and Fitch Ratings, respectively.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
(c)  Security is currently in default.
(d) Interest rate shown reflects current rate on instrument which is a floater or has variable rate.
(e)  Security has been issued with attached warrants.
(f) Payment-in-kind security for which all or part of the dividend earned is paid by the issuance of additional stock.
(g)  Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.
     See pages 45 and 46 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                           FEDERATED STOCK PORTFOLIO

 SHARES                              SECURITY                               VALUE
------------------------------------------------------------------------------------
COMMON STOCK -- 96.4%
------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.8%
AUTO COMPONENTS -- 1.6%
   9,700   Johnson Controls, Inc. .....................................  $   517,786
------------------------------------------------------------------------------------
AUTOMOBILES -- 1.8%
  26,757   Ford Motor Co. .............................................      418,747
   3,290   General Motors Corp. .......................................      153,281
------------------------------------------------------------------------------------
                                                                             572,028
------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.2%
  13,875   Koninklijke Philips Electronics N.V., Sponsored ADR.........      377,400
------------------------------------------------------------------------------------
MEDIA -- 3.8%
  22,900   The Interpublic Group of Cos., Inc. ........................      314,417
  12,000   Viacom Inc., Class B Shares.................................      428,640
  18,700   The Walt Disney Co. ........................................      476,663
------------------------------------------------------------------------------------
                                                                           1,219,720
------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 0.7%
   4,300   Federated Department Stores, Inc. ..........................      211,130
------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.7%
  15,900   The Gap, Inc. ..............................................      385,575
  13,300   The Home Depot, Inc. .......................................      468,160
------------------------------------------------------------------------------------
                                                                             853,735
------------------------------------------------------------------------------------
           TOTAL CONSUMER DISCRETIONARY................................    3,751,799
------------------------------------------------------------------------------------
CONSUMER STAPLES -- 3.3%
FOOD PRODUCTS -- 1.1%
  17,300   Tyson Foods, Inc., Class A Shares...........................      362,435
------------------------------------------------------------------------------------
TOBACCO -- 2.2%
  13,800   Altria Group, Inc. .........................................      690,690
------------------------------------------------------------------------------------
           TOTAL CONSUMER STAPLES......................................    1,053,125
------------------------------------------------------------------------------------
ENERGY -- 10.9%
ENERGY EQUIPMENT & SERVICES -- 1.1%
  12,000   Halliburton Co. ............................................      363,120
------------------------------------------------------------------------------------
OIL & GAS -- 9.8%
  11,200   BP PLC, Sponsored ADR.......................................      599,984
   8,351   ChevronTexaco Corp. ........................................      785,913
   8,600   ConocoPhillips..............................................      656,094
  15,600   Exxon Mobil Corp. ..........................................      692,796
   9,800   Marathon Oil Corp. .........................................      370,832
------------------------------------------------------------------------------------
                                                                           3,105,619
------------------------------------------------------------------------------------
           TOTAL ENERGY................................................    3,468,739
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                           FEDERATED STOCK PORTFOLIO

 SHARES                              SECURITY                               VALUE
------------------------------------------------------------------------------------
       x
FINANCIALS -- 28.4%
BANKS -- 8.5%
  14,700   Bank of America Corp. ......................................  $ 1,243,914
  21,700   U.S. Bancorp................................................      598,052
   6,700   Wachovia Corp. .............................................      298,150
  10,000   Wells Fargo & Co. ..........................................      572,300
------------------------------------------------------------------------------------
                                                                           2,712,416
------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 12.1%
   5,080   The Bear Stearns Cos., Inc. ................................      428,295
   5,600   Capital One Financial Corp. ................................      382,928
   4,400   Fannie Mae..................................................      313,984
   2,600   Freddie Mac.................................................      164,580
   4,300   The Goldman Sachs Group, Inc. ..............................      404,888
  27,700   J.P. Morgan Chase & Co. ....................................    1,073,929
  15,200   MBNA Corp. .................................................      392,008
  13,000   Morgan Stanley..............................................      686,010
------------------------------------------------------------------------------------
                                                                           3,846,622
------------------------------------------------------------------------------------
INSURANCE -- 7.8%
   7,400   ACE Ltd. ...................................................      312,872
  13,200   The Allstate Corp. .........................................      614,460
   8,400   American International Group, Inc. .........................      598,752
   8,600   Aon Corp. ..................................................      244,842
   6,800   The Hartford Financial Services Group, Inc. ................      467,432
   6,500   Nationwide Financial Services...............................      244,465
------------------------------------------------------------------------------------
                                                                           2,482,823
------------------------------------------------------------------------------------
           TOTAL FINANCIALS............................................    9,041,861
------------------------------------------------------------------------------------
HEALTHCARE -- 4.0%
HEALTHCARE PROVIDERS & SERVICES -- 2.5%
  10,300   McKesson Corp. .............................................      353,599
  18,800   Tenet Healthcare Corp.++....................................      252,108
   2,800   UnitedHealth Group Inc. ....................................      174,300
------------------------------------------------------------------------------------
                                                                             780,007
------------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.5%
   2,800   Johnson & Johnson...........................................      155,960
   9,700   Pfizer Inc. ................................................      332,516
------------------------------------------------------------------------------------
                                                                             488,476
------------------------------------------------------------------------------------
           TOTAL HEALTHCARE............................................    1,268,483
------------------------------------------------------------------------------------
INDUSTRIALS -- 14.8%
AEROSPACE & DEFENSE -- 1.1%
   6,234   Northrop Grumman Corp. .....................................      334,766
------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.1%
  11,400   Masco Corp. ................................................      355,452
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                           FEDERATED STOCK PORTFOLIO

 SHARES                              SECURITY                               VALUE
------------------------------------------------------------------------------------
       x
COMMERCIAL SERVICES & SUPPLIES -- 6.4%
  39,170   Cendant Corp. ..............................................  $   958,882
   6,700   H&R Block, Inc. ............................................      319,456
   7,900   Pitney Bowes, Inc. .........................................      349,575
  12,790   Waste Management, Inc. .....................................      392,013
------------------------------------------------------------------------------------
                                                                           2,019,926
------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.5%
   5,000   Textron, Inc. ..............................................      296,750
  33,891   Tyco International Ltd. ....................................    1,123,148
------------------------------------------------------------------------------------
                                                                           1,419,898
------------------------------------------------------------------------------------
MACHINERY -- 0.5%
   2,500   Eaton Corp. ................................................      161,850
------------------------------------------------------------------------------------
ROAD & RAIL -- 1.2%
   6,400   Union Pacific Corp. ........................................      380,480
------------------------------------------------------------------------------------
           TOTAL INDUSTRIALS...........................................    4,672,372
------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 10.5%
COMMUNICATIONS EQUIPMENT -- 0.9%
  15,400   Motorola, Inc. .............................................      281,050
------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 5.2%
  33,093   Hewlett-Packard Co. ........................................      698,262
   5,800   International Business Machines Corp. ......................      511,270
  15,600   Storage Technology Corp.++..................................      452,400
------------------------------------------------------------------------------------
                                                                           1,661,932
------------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 1.7%
   4,900   Computer Sciences Corp.+....................................      227,507
  11,700   SunGard Data Systems Inc.+..................................      304,200
------------------------------------------------------------------------------------
                                                                             531,707
------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.6%
   9,600   Applied Materials, Inc.++...................................      188,352
------------------------------------------------------------------------------------
SOFTWARE -- 2.1%
  17,800   BMC Software, Inc.++........................................      329,300
  11,900   Microsoft Corp. ............................................      339,864
------------------------------------------------------------------------------------
                                                                             669,164
------------------------------------------------------------------------------------
           TOTAL INFORMATION TECHNOLOGY................................    3,332,205
------------------------------------------------------------------------------------
MATERIALS -- 6.5%
CHEMICALS -- 4.1%
   8,500   Air Products & Chemicals, Inc. .............................      445,825
   8,200   E.I. du Pont de Nemours & Co. ..............................      364,244
   7,800   PPG Industries, Inc. .......................................      487,422
------------------------------------------------------------------------------------
                                                                           1,297,491
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004

                           FEDERATED STOCK PORTFOLIO

 SHARES                              SECURITY                               VALUE
------------------------------------------------------------------------------------
METALS & MINING -- 1.2%
  11,800   Alcoa, Inc. ................................................  $   389,754
------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.2%
   8,700   International Paper Co. ....................................      388,890
------------------------------------------------------------------------------------
           TOTAL MATERIALS.............................................    2,076,135
------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.8%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.8%
   5,700   BellSouth Corp. ............................................      149,454
  10,100   SBC Communications, Inc. ...................................      244,925
  18,100   Sprint Corp. (FON Group)....................................      318,560
  13,250   Verizon Communications, Inc. ...............................      479,517
------------------------------------------------------------------------------------
           TOTAL TELECOMMUNICATION SERVICES............................    1,192,456
------------------------------------------------------------------------------------
UTILITIES -- 2.4%
ELECTRIC UTILITIES -- 2.4%
   5,700   FirstEnergy Corp. ..........................................      213,237
   4,300   FPL Group, Inc. ............................................      274,985
   6,900   Public Service Enterprise Group Inc. .......................      276,207
------------------------------------------------------------------------------------
           TOTAL UTILITIES.............................................      764,429
------------------------------------------------------------------------------------
           TOTAL COMMON STOCK (Cost -- $26,964,000)....................   30,621,604
------------------------------------------------------------------------------------
PREFERRED STOCK -- 1.9%
MEDIA -- 1.9%
  18,400   The News Corp. Ltd., Sponsored ADR..........................      604,992
------------------------------------------------------------------------------------
           TOTAL PREFERRED STOCK (Cost -- $495,529)....................      604,992
------------------------------------------------------------------------------------
  FACE
 AMOUNT                              SECURITY                               VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.7%
$526,000   State Street Bank & Trust Co. dated 6/30/04, 1.150% due
             7/1/04; Proceeds at maturity -- $526,017; (Fully
             collateralized by U.S. Treasury Bond, 10.375% due
             11/15/09; Market value -- $538,175) (Cost -- $526,000)....      526,000
------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $27,985,529*)..........  $31,752,596
------------------------------------------------------------------------------------

++ Non-income producing security.

* Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:
   -----------------------------------
   ADR -- American Depositary Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
COMMON STOCK -- 96.2%
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 18.9%
AUTO COMPONENTS -- 1.5%
     7,344    Bandag, Inc. ...............................................    $    327,028
    33,170    BorgWarner, Inc. ...........................................       1,451,851
    16,978    Lear Corp. .................................................       1,001,532
------------------------------------------------------------------------------------------
                                                                                 2,780,411
------------------------------------------------------------------------------------------
AUTOMOBILES -- 0.7%
    35,148    Thor Industries, Inc. ......................................       1,176,052
------------------------------------------------------------------------------------------
DISTRIBUTORS -- 0.3%
    25,238    CarMax, Inc.++..............................................         551,955
------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
    43,966    Brinker International, Inc.+++..............................       1,500,120
    50,944    Caesars Entertainment, Inc.++...............................         764,160
    19,152    CBRL Group, Inc. ...........................................         590,839
     8,958    GTECH Holdings Corp. .......................................         414,845
    11,307    Mandalay Resort Group.......................................         776,112
    42,626    Ruby Tuesday, Inc. .........................................       1,170,084
------------------------------------------------------------------------------------------
                                                                                 5,216,160
------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 4.7%
    22,797    Blyth, Inc. ................................................         786,269
    45,615    D.R. Horton, Inc. ..........................................       1,295,466
    11,030    Harman International Industries, Inc. ......................       1,003,730
    22,627    HNI Corp. ..................................................         957,801
    10,242    Hovnanian Enterprises, Inc., Class A Shares++...............         355,500
    26,917    Lennar Corp., Class A Shares................................       1,203,728
    18,368    Mohawk Industries Inc.+++...................................       1,346,925
       991    NVR, Inc.*..................................................         479,842
     5,969    Pulte Homes, Inc. ..........................................         310,567
     2,818    The Ryland Group, Inc. .....................................         220,368
    12,691    Toll Brothers, Inc.++.......................................         537,083
------------------------------------------------------------------------------------------
                                                                                 8,497,279
------------------------------------------------------------------------------------------
MEDIA -- 2.5%
    23,943    Belo Corp., Class A Shares..................................         642,870
    23,016    Emmis Communications Corp., Class A Shares++................         482,876
     9,626    Entercom Communications Corp., Class A Shares++.............         359,050
    22,113    Harte-Hanks, Inc. ..........................................         539,778
    32,879    Macrovision Corp.++.........................................         822,961
     6,947    Media General, Inc., Class A Shares.........................         446,136
     1,200    Washington Post Co., Class B Shares.........................       1,116,012
------------------------------------------------------------------------------------------
                                                                                 4,409,683
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 0.6%
    14,151    Dollar Tree Stores, Inc.++..................................    $    388,162
    13,160    The Neiman Marcus Group, Inc., Class A Shares++.............         732,354
------------------------------------------------------------------------------------------
                                                                                 1,120,516
------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.6%
    12,891    Abercrombie & Fitch Co., Class A Shares.....................         499,526
    15,992    American Eagle Outfitters, Inc.++...........................         462,329
    12,462    AnnTaylor Stores Corp.++....................................         361,149
    11,274    CDW Corp. ..................................................         718,830
    22,216    Chico's FAS, Inc.++.........................................       1,003,275
    66,484    Claire's Stores, Inc.+......................................       1,442,703
    21,089    Michaels Stores, Inc. ......................................       1,159,895
     7,892    O'Reilly Automotive, Inc.++.................................         356,718
    14,956    PETsMART, Inc. .............................................         485,322
    18,333    Ross Stores, Inc. ..........................................         490,591
    39,343    Williams-Sonoma, Inc.++.....................................       1,296,745
------------------------------------------------------------------------------------------
                                                                                 8,277,083
------------------------------------------------------------------------------------------
TEXTILES & APPAREL -- 1.1%
    37,267    Coach, Inc.+++..............................................       1,684,096
     4,539    The Timberland Co., Class A Shares++........................         293,174
------------------------------------------------------------------------------------------
                                                                                 1,977,270
------------------------------------------------------------------------------------------
              TOTAL CONSUMER DISCRETIONARY................................      34,006,409
------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 4.7%
BEVERAGES -- 0.6%
     4,062    Constellation Brands, Inc., Class A Shares++................         150,822
    39,756    PepsiAmericas Inc. .........................................         844,417
------------------------------------------------------------------------------------------
                                                                                   995,239
------------------------------------------------------------------------------------------
FOOD & DRUG RETAILING -- 0.8%
    37,200    Ruddick Corp. ..............................................         835,140
     7,244    Whole Foods Market, Inc. ...................................         691,440
------------------------------------------------------------------------------------------
                                                                                 1,526,580
------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.8%
    19,548    Dean Foods Co.++............................................         729,336
    27,722    Hormel Foods Corp. .........................................         862,154
    19,382    The J.M. Smucker Co. .......................................         889,828
    20,431    Sensient Technologies Corp. ................................         438,858
    18,335    Smithfield Foods, Inc.++....................................         539,049
    71,233    Tyson Foods, Inc., Class A Shares+..........................       1,492,331
------------------------------------------------------------------------------------------
                                                                                 4,951,556
------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.2%
     8,436    Church & Dwight, Inc. ......................................         386,200
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
TOBACCO -- 0.3%
    11,338    Universal Corp. ............................................    $    577,558
------------------------------------------------------------------------------------------
              TOTAL CONSUMER STAPLES......................................       8,437,133
------------------------------------------------------------------------------------------
ENERGY -- 6.7%
ENERGY EQUIPMENT & SERVICES -- 3.0%
     7,743    Cooper Cameron Corp.++......................................         377,084
    25,395    ENSCO International Inc. ...................................         738,995
    10,609    FMC Technologies, Inc.++....................................         305,539
    17,350    Grant Prideco, Inc.++.......................................         320,281
     8,672    Helmerich & Payne, Inc. ....................................         226,773
    12,062    National-Oilwell, Inc.++....................................         379,832
    24,320    Smith International, Inc.++.................................       1,356,083
    10,713    Tidewater, Inc. ............................................         319,247
    17,310    Varco International, Inc.++.................................         378,916
    22,085    Weatherford International Ltd.++............................         993,383
------------------------------------------------------------------------------------------
                                                                                 5,396,133
------------------------------------------------------------------------------------------
OIL & GAS -- 3.7%
       214    Cross Timbers Royalty Trust. ...............................           5,919
    11,933    Devon Energy Corp. .........................................         787,578
    17,768    Forest Oil Corp.++..........................................         485,422
     7,319    Kerr-McGee Corp. ...........................................         393,543
    14,871    Murphy Oil Corp. ...........................................       1,095,993
     9,529    Newfield Exploration Co.++..................................         531,146
     9,625    Noble Energy, Inc. .........................................         490,875
    16,891    Pioneer Natural Resources Co. ..............................         592,536
    10,361    Pogo Producing Co. .........................................         511,833
     8,991    Valero Energy Corp. ........................................         663,176
    36,102    XTO Energy, Inc. ...........................................       1,075,479
------------------------------------------------------------------------------------------
                                                                                 6,633,500
------------------------------------------------------------------------------------------
              TOTAL ENERGY................................................      12,029,633
------------------------------------------------------------------------------------------
FINANCIALS -- 17.1%
BANKS -- 7.9%
    27,210    Associated Banc-Corp........................................         806,232
    13,384    Astoria Financial Corp. ....................................         489,587
     9,195    Bank of Hawaii Corp. .......................................         415,798
    29,581    Banknorth Group, Inc. ......................................         960,791
     5,887    City National Corp. ........................................         386,776
    53,867    The Colonial BancGroup, Inc. ...............................         978,763
    22,243    Commerce Bancorp, Inc. .....................................       1,223,587
    15,232    Compass Bancshares, Inc. ...................................         654,976
    10,797    First Horizon National Corp. ...............................         490,940
     7,517    Greater Bay Bancorp.........................................         217,241
    29,738    Greenpoint Financial Corp. .................................       1,180,599
     8,071    Hibernia Corp., Class A Shares..............................         196,125
    27,605    Independence Community Bank Corp. ..........................       1,004,822
    16,211    Investors Financial Services Corp. .........................         706,475

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
BANKS -- 7.9% (CONTINUED)
    13,461    Mercantile Bankshares Corp. ................................    $    630,244
    17,059    National Commerce Financial Corp. ..........................         554,418
    37,309    New York Community Bancorp. Inc. ...........................         732,376
    11,387    North Fork Bancorp, Inc. ...................................         433,275
    11,734    Regions Financial Corp. ....................................         428,878
    46,590    Sovereign Bancorp, Inc. ....................................       1,029,639
    15,422    Webster Financial Corp. ....................................         725,142
------------------------------------------------------------------------------------------
                                                                                14,246,684
------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 2.0%
    13,697    A.G. Edwards, Inc. .........................................         466,109
     3,600    Affiliated Managers Group++.................................         181,332
    20,790    E*TRADE Financial Corp.++...................................         231,808
     8,609    Franklin Resources, Inc. ...................................         431,139
    26,391    IndyMac Bancorp., Inc. .....................................         833,956
     9,192    Jefferies Group, Inc. ......................................         284,217
     9,109    Legg Mason, Inc. ...........................................         829,010
    16,254    Raymond James Financial, Inc. ..............................         429,918
------------------------------------------------------------------------------------------
                                                                                 3,687,489
------------------------------------------------------------------------------------------
INSURANCE -- 6.0%
     7,137    Ambac Financial Group, Inc. ................................         524,141
    20,890    American Financial Group, Inc. .............................         638,607
     7,788    AmerUs Group Co. ...........................................         322,423
    14,387    Brown & Brown, Inc. ........................................         620,080
    12,607    Everest Re Group, Ltd. .....................................       1,013,099
    44,093    Fidelity National Financial, Inc. ..........................       1,646,433
    15,283    First American Corp. .......................................         395,677
    11,014    HCC Insurance Holdings, Inc. ...............................         367,978
    26,170    Horace Mann Educators Corp. ................................         457,452
    10,702    Leucadia National Corp. ....................................         531,889
    12,466    The PMI Group, Inc. ........................................         542,520
    24,376    Protective Life Corp. ......................................         942,620
     5,974    Reinsurance Group of America, Inc. .........................         242,843
    16,252    Stancorp Financial Group, Inc. .............................       1,088,884
    17,926    Unitrin, Inc. ..............................................         763,648
    14,404    W.R. Berkley Corp. .........................................         618,652
------------------------------------------------------------------------------------------
                                                                                10,716,946
------------------------------------------------------------------------------------------
REAL ESTATE -- 1.2%
    14,264    AMB Property Corp. .........................................         493,962
     3,718    Hospitality Properties Trust................................         157,271
    15,207    Liberty Property Trust......................................         611,473
    20,745    New Plan Excel Realty Trust, Inc. ..........................         484,603
    18,448    United Dominion Realty Trust, Inc. .........................         364,901
------------------------------------------------------------------------------------------
                                                                                 2,112,210
------------------------------------------------------------------------------------------
              TOTAL FINANCIALS............................................      30,763,329
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
HEALTHCARE -- 10.5%
BIOTECHNOLOGY -- 1.3%
    15,310    Charles River Laboratories International, Inc.++............    $    748,200
     7,270    Gilead Sciences, Inc.++.....................................         487,090
    53,096    Millennium Pharmaceuticals, Inc.++..........................         732,725
    15,307    Protein Design Labs, Inc.++.................................         292,823
    12,398    Vertex Pharmaceuticals Inc.++...............................         134,394
------------------------------------------------------------------------------------------
                                                                                 2,395,232
------------------------------------------------------------------------------------------
HEALTHCARE EQUIPMENT & SUPPLIES -- 3.2%
    21,754    Beckman Coulter, Inc. ......................................       1,326,994
    56,124    Cytyc Corp.++...............................................       1,423,866
     6,035    DENTSPLY International Inc. ................................         314,424
    17,496    Edwards Lifesciences Corp.++................................         609,736
     9,135    Hillenbrand Industries, Inc. ...............................         552,211
    23,317    Steris Corp.++..............................................         526,032
    11,716    Varian Medical Systems, Inc.++..............................         929,665
------------------------------------------------------------------------------------------
                                                                                 5,682,928
------------------------------------------------------------------------------------------
HEALTHCARE PROVIDERS & SERVICES -- 4.3%
     2,913    Aetna, Inc. ................................................         247,605
    12,045    Coventry Health Care, Inc.++................................         589,000
    27,217    First Health Group Corp.++..................................         424,857
    23,503    Health Net, Inc.++..........................................         622,830
     3,632    Henry Schein, Inc.++........................................         229,324
    28,033    LifePoint Hospitals, Inc.++.................................       1,043,388
    46,742    Lincare Holdings, Inc.++....................................       1,535,942
     9,868    Oxford Health Plans, Inc.++.................................         543,135
    28,265    PacifiCare Health Systems, Inc.++...........................       1,092,725
    11,121    Patterson Dental Co.++......................................         850,645
    10,086    Triad Hospitals, Inc.++.....................................         375,502
    21,133    WebMD Corp.++...............................................         196,960
------------------------------------------------------------------------------------------
                                                                                 7,751,913
------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 1.7%
     4,912    Eon Labs, Inc.++............................................         201,048
    36,375    IVAX Corp.++................................................         872,636
    21,306    Sepracor, Inc.++............................................       1,127,087
    42,447    Valeant Pharmaceuticals International.......................         848,940
------------------------------------------------------------------------------------------
                                                                                 3,049,711
------------------------------------------------------------------------------------------
              TOTAL HEALTHCARE............................................      18,879,784
------------------------------------------------------------------------------------------
INDUSTRIALS -- 14.1%
AEROSPACE & DEFENSE -- 1.5%
    20,433    L-3 Communications Holdings, Inc. ..........................       1,364,924
    24,579    Precision Castparts Corp. ..................................       1,344,226
------------------------------------------------------------------------------------------
                                                                                 2,709,150
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS -- 0.8%
    21,361    CNF Inc. ...................................................    $    887,763
    11,458    Expeditors International of Washington, Inc. ...............         566,140
------------------------------------------------------------------------------------------
                                                                                 1,453,903
------------------------------------------------------------------------------------------
AIRLINES -- 0.1%
     5,960    JetBlue Airways Corp.++.....................................         175,105
------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 6.1%
     9,221    Alliance Data Systems Corp.++...............................         389,587
    27,780    Banta Corp. ................................................       1,233,710
    32,926    The Brink's Co. ............................................       1,127,716
    12,252    Career Education Corp.++....................................         558,201
    28,602    Ceridian Corp.++............................................         643,545
    20,976    CheckFree Corp.++...........................................         629,280
    13,908    ChoicePoint Inc.++..........................................         635,039
    10,298    Corinthian Colleges, Inc.++.................................         254,773
    10,055    D&B Corp.++.................................................         542,065
    14,750    DeVry, Inc.++...............................................         404,445
     6,601    DST Systems, Inc.++.........................................         317,442
    28,456    Education Management Corp.++................................         935,064
    10,837    H&R Block, Inc. ............................................         516,708
    34,967    Korn/Ferry International++..................................         677,311
    17,024    Laureate Education, Inc++...................................         650,998
    22,518    Manpower Inc. ..............................................       1,143,239
     7,013    Republic Services, Inc. ....................................         202,956
     6,996    West Corp.++................................................         182,945
------------------------------------------------------------------------------------------
                                                                                11,045,024
------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.5%
     7,076    Granite Construction, Inc. .................................         128,995
    15,239    Jacobs Engineering Group Inc.++.............................         600,112
    38,046    Quanta Services, Inc.++.....................................         236,646
------------------------------------------------------------------------------------------
                                                                                   965,753
------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.1%
    38,789    Ametek, Inc. ...............................................       1,198,580
    17,547    Energizer Holdings, Inc.++..................................         789,615
------------------------------------------------------------------------------------------
                                                                                 1,988,195
------------------------------------------------------------------------------------------
MACHINERY -- 1.9%
    23,204    AGCO Corp.++................................................         472,665
     9,531    Flowserve Corp.++...........................................         237,703
    21,056    Kennametal Inc. ............................................         964,365
    49,690    Pentair, Inc. ..............................................       1,671,572
------------------------------------------------------------------------------------------
                                                                                 3,346,305
------------------------------------------------------------------------------------------
MARINE -- 0.5%
    20,236    Overseas Shipholding Group, Inc. ...........................         893,015
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
ROAD & RAIL -- 1.6%
    14,234    C.H. Robinson Worldwide, Inc. ..............................    $    652,487
    32,428    GATX Corp. .................................................         882,042
    32,712    J.B. Hunt Transport Services, Inc. .........................       1,262,029
------------------------------------------------------------------------------------------
                                                                                 2,796,558
------------------------------------------------------------------------------------------
              TOTAL INDUSTRIALS...........................................      25,373,008
------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 12.9%
COMMUNICATIONS EQUIPMENT -- 1.6%
    57,075    3Com Corp.++................................................         356,719
    11,440    Adtran, Inc. ...............................................         381,753
    22,804    Brocade Communications Systems, Inc.++......................         136,368
    25,294    Harris Corp. ...............................................       1,283,670
    13,110    Juniper Networks, Inc.++....................................         322,113
     8,568    Plantronics, Inc............................................         360,713
------------------------------------------------------------------------------------------
                                                                                 2,841,336
------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.4%
    15,115    Imation Corp. ..............................................         644,050
    94,818    Quantum Corp.++.............................................         293,936
    30,442    SanDisk Corp.++.............................................         660,287
    31,394    Storage Technology Corp.++..................................         910,426
------------------------------------------------------------------------------------------
                                                                                 2,508,699
------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
     4,008    Amphenol Corp., Class A Shares++............................         133,547
    29,492    Arrow Electronics, Inc.++...................................         790,975
    20,587    Avnet, Inc.++...............................................         467,325
     9,403    Diebold, Inc. ..............................................         497,137
    11,775    Jabil Circuit, Inc.++.......................................         296,494
    12,649    Vishay Intertechnology, Inc.++..............................         235,018
------------------------------------------------------------------------------------------
                                                                                 2,420,496
------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.2%
    58,370    RealNetworks, Inc.++........................................         399,251
------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES -- 0.8%
    43,042    Acxiom Corp.++..............................................       1,068,733
    27,810    Keane, Inc.++...............................................         380,719
------------------------------------------------------------------------------------------
                                                                                 1,449,452
------------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.5%
    11,213    Zebra Technologies Corp., Class A Shares++..................         975,531
------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.9%
   246,686    Atmel Corp.++...............................................       1,460,381
     3,577    Cabot Microelectronics Corp.++..............................         109,492
    24,240    Credence Systems Corp.++....................................         334,512
    12,578    Cree, Inc.++................................................         292,816
    11,906    Integrated Circuit Systems, Inc.++..........................         323,367

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.9% (CONTINUED)
    32,251    Integrated Device Technology, Inc.++........................    $    446,354
    25,520    International Rectifier Corp.++.............................       1,057,038
    28,643    Lam Research Corp.++........................................         767,632
    20,981    Micrel, Inc.++..............................................         254,919
    24,625    Microchip Technology Inc. ..................................         776,672
    42,503    MPS Group, Inc.++...........................................         515,136
    35,334    RF Micro Devices, Inc.++....................................         265,005
    13,267    Semtech Corp.++.............................................         312,305
    29,518    Silicon Laboratories Inc.++.................................       1,368,159
    11,625    Teradyne, Inc.++............................................         263,888
    35,191    Triquint Semiconductor, Inc.++..............................         192,143
------------------------------------------------------------------------------------------
                                                                                 8,739,819
------------------------------------------------------------------------------------------
SOFTWARE -- 2.2%
    31,922    Cadence Design Systems, Inc.++..............................         467,019
    16,512    Jack Henry and Associates, Inc. ............................         331,891
     9,365    Macromedia, Inc.++..........................................         229,911
    19,200    National Instruments Corp. .................................         588,480
     8,006    The Reynolds and Reynolds Co., Class A Shares...............         185,179
    37,059    Sybase, Inc.++..............................................         667,062
    19,503    Synopsys, Inc.++............................................         554,470
    39,653    Transaction Systems Architects, Inc., Class A Shares++......         853,729
------------------------------------------------------------------------------------------
                                                                                 3,877,741
------------------------------------------------------------------------------------------
              TOTAL INFORMATION TECHNOLOGY................................      23,212,325
------------------------------------------------------------------------------------------
MATERIALS -- 4.4%
CHEMICALS -- 2.6%
    20,021    Airgas, Inc. ...............................................         478,702
     8,821    Albemarle Corp. ............................................         279,185
     3,682    Cabot Corp. ................................................         149,857
    25,642    Crompton Corp. .............................................         161,545
    10,252    Cytec Industries, Inc. .....................................         465,953
     9,625    FMC Corp.++.................................................         414,934
    21,607    IMC Global, Inc. ...........................................         289,534
     8,528    Lubrizol Corp. .............................................         312,295
    26,554    Lyondell Chemical Co. ......................................         461,774
    18,213    RPM International, Inc. ....................................         276,838
    18,582    The Scotts Co.++............................................       1,187,018
     3,806    Valspar Corp. ..............................................         191,784
------------------------------------------------------------------------------------------
                                                                                 4,669,419
------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.2%
     8,914    Martin Marietta Materials, Inc. ............................         395,158
------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
    24,952    Longview Fibre Co. .........................................         367,543
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
METALS & MINING -- 0.6%
     8,578    Arch Coal, Inc. ............................................    $    313,869
     8,141    Freeport-McMoRan Copper & Gold, Inc., Class B Shares........         269,874
     9,332    Peabody Energy Corp. .......................................         522,499
------------------------------------------------------------------------------------------
                                                                                 1,106,242
------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.8%
    10,129    Bowater Inc. ...............................................         421,265
    12,481    Glatfelter..................................................         175,732
     4,790    Potlatch Corp. .............................................         199,456
     7,339    Rayonier, Inc. .............................................         326,219
    19,552    Wausau-Mosinee Paper Corp. .................................         338,250
------------------------------------------------------------------------------------------
                                                                                 1,460,922
------------------------------------------------------------------------------------------
              TOTAL MATERIALS.............................................       7,999,284
------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.6%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
    50,993    Cincinnati Bell, Inc.++.....................................         226,409
------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
    11,499    Telephone & Data Systems, Inc. .............................         818,729
------------------------------------------------------------------------------------------
              TOTAL TELECOMMUNICATION SERVICES............................       1,045,138
------------------------------------------------------------------------------------------
UTILITIES -- 6.3%
ELECTRIC UTILITIES -- 3.3%
    21,717    Allete, Inc. ...............................................         723,176
    33,275    Alliant Energy Corp. .......................................         867,812
    20,988    Black Hills Corp. ..........................................         661,122
    29,906    Energy East Corp. ..........................................         725,220
     9,897    Great Plains Energy, Inc. ..................................         293,941
     3,835    NSTAR.......................................................         183,620
    13,216    OGE Energy Corp. ...........................................         336,612
    32,966    Puget Energy, Inc. .........................................         722,285
    34,776    Wisconsin Energy Corp. .....................................       1,134,045
     6,260    WPS Resources Corp. ........................................         290,151
------------------------------------------------------------------------------------------
                                                                                 5,937,984
------------------------------------------------------------------------------------------
GAS UTILITIES -- 1.9%
    34,302    AGL Resources, Inc. ........................................         996,473
    40,190    MDU Resources Group, Inc. ..................................         965,766
    37,372    National Fuel Gas Co. ......................................         934,300
    19,495    WGL Holdings Inc. ..........................................         559,896
------------------------------------------------------------------------------------------
                                                                                 3,456,435
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2004
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
MULTI-UTILITIES -- 1.0%
    22,698    Questar Corp. ..............................................    $    877,051
    13,624    SCANA Corp. ................................................         495,505
    23,979    Westar Energy, Inc. ........................................         477,422
------------------------------------------------------------------------------------------
                                                                                 1,849,978
------------------------------------------------------------------------------------------
              TOTAL UTILITIES.............................................      11,244,397
------------------------------------------------------------------------------------------
              TOTAL COMMON STOCK (Cost -- $143,369,148)...................     172,990,440
------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.8%
U.S. TREASURY BILLS -- 0.1%
$  265,000    U.S. Treasury Bills due 9/16/04 (a) (Cost -- $264,266)......         264,297
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.7%
 6,578,000    State Street Bank & Trust Co. dated 6/30/04, 1.150% due
              7/1/04; Proceeds at maturity -- $6,578,210; (Fully
              collateralized by U.S. Treasury Bonds, 12.750% due 11/15/10;
              Market value -- $6,710,876) (Cost -- $6,578,000)............       6,578,000
------------------------------------------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS (Cost -- $6,842,266)...........       6,842,297
------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0% (Cost -- $150,211,414*).........    $179,832,737
------------------------------------------------------------------------------------------

 ++ Non-income producing security.
 + All or a portion of this security is segregated as collateral for open futures contracts.
(a) All or a portion of this security is held as collateral for open futures contracts.
 *  Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA                --   Bonds rated "AAA" have the highest rating assigned by
                        Standard & Poor's. Capacity to pay interest and repay
                        principal is extremely strong.
AA                 --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A                  --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                        economic conditions than bonds in higher rated categories.
BBB                --   Bonds rated "BBB" are regarded as having an adequate
                        capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse
                        economic conditions or changing circumstances are more
                        likely to lead to a weakened capacity to pay interest and
                        repay principal for bonds in this category than in higher
                        rated categories.
BB, B, CCC and CC  --   Bonds rated "BB" and "B" are regarded, on balance, as
                        predominantly speculative with respect to capacity to pay
                        interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of
                        speculation than "B", "CCC" and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by
                        large uncertainties or major risk exposures to adverse
                        conditions.
C                  --   Bonds rated "C" are bonds on which no interest is being
                        paid.
D                  --   Bonds rated "D" are in default, and payment of interest
                        and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa                --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                        generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
                        and principal is secure. While the various protective
                        elements are likely to change, such changes as can be
                        visualized are most unlikely to impair the fundamentally
                        strong position of such issues.
Aa                 --   Bonds rated "Aa" are judged to be of high quality by all
                        standards. Together with the Aaa group they comprise what
                        are generally known as high grade bonds. They are rated
                        lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of
                        protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
                        appear somewhat larger than in Aaa securities.
A                  --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                        Factors giving security to principal and interest are
                        considered adequate but elements may be present which
                        suggest a susceptibility to impairment some time in the
                        future.
Baa                --   Bonds rated "Baa" are considered as medium grade
                        obligations, i.e., they are neither highly protected nor
                        poorly secured. Interest payments and principal security
                        appear adequate for the present but certain protective
                        elements may be lacking or may be characteristically
                        unreliable over any great length of time. Such bonds lack
                        outstanding investment characteristics and in fact have
                        speculative characteristics as well.
Ba                 --   Bonds rated "Ba" are judged to have speculative elements;
                        their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                        moderate, and therefore not well safeguarded during both
                        good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B                  --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa                --   Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with
                        respect to principal or interest.
Ca and C           --   Bonds rated "Ca" and "C" represent obligations which are
                        speculative in a high degree. Such issues are often in
                        default or have other marked shortcomings.

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED) (CONTINUED)

Fitch Ratings ("Fitch") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA                --   Bonds rated "AAA" have the lowest expectation of credit
                        risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by
                        foreseeable events.
AA                 --   Bonds rated "AA" have a very low expectation of credit risk.
                        They indicate very strong capacity for timely payment of
                        financial commitments. This capacity is not significantly
                        vulnerable to foreseeable events.
A                  --   Bonds rated "A" have a low expectation of credit risk. The capacity for timely payment of financial commitments is
                        considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic
                        conditions than is the case for higher ratings.
BBB                --   Bonds rated "BBB" have a low expectation of credit risk. The capacity for timely payment of financial commitments is
                        considered adequate, but adverse changes in circumstances
                        and in economic conditions are more likely to impair this
                        capacity.
BB                 --   Bonds rated "BB" indicate that there is a possibility of
                        credit risk developing, particularly as the result of
                        adverse economic change over time; however, business of
                        financial alternatives may be available to allow financial commitments to be met.
B                  --   Bonds rated "B" indicate that significant credit risk is
                        present, but a limited margin of safety remains. Financial
                        Commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.
NR                 --   Indicates that the bond is not rated by Standard & Poor's,
                        Moody's or Fitch.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2004

                                     TRAVELERS         LAZARD             MFS          FEDERATED                     DISCIPLINED
                                      QUALITY       INTERNATIONAL      EMERGING           HIGH         FEDERATED       MID CAP
                                        BOND            STOCK           GROWTH           YIELD           STOCK          STOCK
                                     PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost............  $196,230,659    $147,651,557     $ 139,697,311    $ 75,954,599    $27,985,529    $150,211,414
  Loaned securities collateral, at
    cost..........................            --      29,910,541                --              --             --              --
  Foreign currency, at cost.......            --          12,595                --              --             --              --
---------------------------------------------------------------------------------------------------------------------------------
  Investments, at value...........  $195,405,161    $162,415,540     $ 166,868,317    $ 77,165,310    $31,752,596    $179,832,737
  Loaned securities collateral, at
    value (Note 8)................            --      29,910,541                --              --             --              --
  Foreign currency, at value......            --          12,480                --              --             --              --
  Cash............................           738              22               400             354            564             343
  Dividends and interest
    receivable....................     2,005,658         319,014            53,442       1,586,326         35,367         114,176
  Receivable for securities
    sold..........................     1,779,918       2,273,115           977,502         495,885        318,607       8,971,998
  Receivable for Fund shares
    sold..........................            --              --            19,599          28,242             49          58,151
  Receivable for open forward
    foreign currency contracts
    (Note 6)......................            --           7,086                --              --             --              --
  Receivable from
    broker -- variation margin....            --              --                --              --             --          38,436
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS....................   199,191,475     194,937,798       167,919,260      79,276,117     32,107,183     189,015,841
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities
    purchased.....................     1,006,870         743,376           938,278         554,740        349,344       8,023,424
  Payable for Fund shares
    reacquired....................       229,287         718,954           581,129          47,453         26,389         106,936
  Investment advisory fees
    payable.......................        52,654         109,761            93,002          41,668         16,029         101,142
  Administration fees payable.....         9,715           8,873            16,564           3,846          1,541           8,679
  Payable for loaned securities
    collateral (Note 8)...........            --      29,910,541                --              --             --              --
  Payable for open forward foreign
    currency contracts (Note 6)...            --           1,566                --              --             --              --
  Accrued expenses................        41,995          53,418            45,801          33,754         17,766          45,924
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES...............     1,340,521      31,546,489         1,674,774         681,461        411,069       8,286,105
---------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS..................  $197,850,954    $163,391,309     $ 166,244,486    $ 78,594,656    $31,696,114    $180,729,736
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital.................  $197,385,810    $188,129,684     $ 336,222,688    $ 87,797,508    $29,076,927    $151,126,624
  Undistributed net investment
    income........................     2,906,478       1,126,749                --       2,742,944        200,221         273,297
  Accumulated net investment
    loss..........................            --              --          (377,568)             --             --              --
  Accumulated net realized loss
    from investment transactions
    and futures contracts.........    (1,615,836)    (40,619,574)     (196,772,013)    (13,156,507)    (1,348,101)       (387,691)
  Net unrealized appreciation
    (depreciation) of investments,
    futures contracts and foreign
    currencies....................      (825,498)     14,754,450        27,171,379       1,210,711      3,767,067      29,717,506
---------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS..................  $197,850,954    $163,391,309     $ 166,244,486    $ 78,594,656    $31,696,114    $180,729,736
---------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING................    17,673,920      16,072,388        16,925,739       9,156,179      2,023,098       9,689,230
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE........        $11.19          $10.17             $9.82           $8.58         $15.67          $18.65
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                            TRAVELERS        LAZARD            MFS         FEDERATED                  DISCIPLINED
                                             QUALITY      INTERNATIONAL     EMERGING         HIGH        FEDERATED      MID CAP
                                              BOND            STOCK          GROWTH          YIELD         STOCK         STOCK
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest (Note 8)......................  $ 4,078,978     $    71,317     $    19,412    $ 3,215,558    $ 14,185     $    22,070
  Dividends..............................           --       2,455,716         382,350         12,851     327,765         922,287
  Less: Foreign withholding tax..........           --        (294,047)        (15,538)            --      (1,717)             --
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME................    4,078,978       2,232,986         386,224      3,228,409     340,233         944,357
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 2)......      326,937         591,015         630,923        252,315      98,518         603,782
  Administration fees (Note 2)...........       60,675          42,983          50,474         23,291       9,458          51,753
  Audit and legal........................       25,763          22,764          19,886         18,996      16,725          23,140
  Shareholder communications.............       13,901          13,108          15,866          2,380       3,190          16,026
  Custody................................       13,209          53,785          35,817         35,653       7,031          10,794
  Trustees' fees.........................        3,469           4,094           3,066          1,995       1,995           5,256
  Transfer agency services...............        2,493           2,611           2,494          2,891       2,493           2,501
  Other..................................          731           9,203           3,177            339         499             873
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES.........................      447,178         739,563         761,703        337,860     139,909         714,125
---------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)...........    3,631,800       1,493,423        (375,479)     2,890,549     200,324         230,232
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCIES
(NOTES 3, 5 AND 6):
  Realized Gain (Loss) From:
    Investment transactions..............       46,818       7,680,502      10,826,120        423,416     707,178       7,076,648
    Futures contracts....................           --              --              --             --          --         286,881
    Foreign currency transactions........           --        (116,612)         (2,089)            --          --              --
---------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN......................       46,818       7,563,890      10,824,031        423,416     707,178       7,363,529
---------------------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
    (Depreciation) From:
    Investments..........................   (3,765,711)     (6,729,073)     (2,101,066)    (1,733,182)     87,506       3,526,577
    Futures contracts....................           --              --              --             --          --           4,894
    Foreign currencies...................           --         (21,524)           (123)            --          --              --
---------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET UNREALIZED APPRECIATION
    (DEPRECIATION).......................   (3,765,711)     (6,750,597)     (2,101,189)    (1,733,182)     87,506       3,531,471
---------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES
  CONTRACTS AND FOREIGN CURRENCIES.......   (3,718,893)        813,293       8,722,842     (1,309,766)    794,684      10,895,000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $   (87,093)    $ 2,306,716     $ 8,347,363    $ 1,580,783    $995,008     $11,125,232
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                                         TRAVELERS QUALITY              LAZARD INTERNATIONAL                 MFS EMERGING
                                           BOND PORTFOLIO                  STOCK PORTFOLIO                 GROWTH PORTFOLIO
                                    ----------------------------    -----------------------------    ----------------------------
                                        2004            2003            2004            2003             2004            2003
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)....  $  3,631,800    $  8,841,220    $  1,493,423    $   1,877,744    $   (375,479)   $   (468,854)
  Net realized gain (loss)........        46,818        (813,388)      7,563,890       (4,181,788)     10,824,031       3,125,140
  Change in net unrealized
    appreciation (depreciation)...    (3,765,711)      6,204,698      (6,750,597)      30,563,454      (2,101,189)     36,792,310
---------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS........       (87,093)     14,232,530       2,306,716       28,259,410       8,347,363      39,448,596
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income...........       (74,339)    (10,103,492)        (12,923)      (2,035,977)             --              --
  Net realized gains..............            --        (474,419)             --               --              --              --
---------------------------------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO
    SHAREHOLDERS..................       (74,339)    (10,577,911)        (12,923)      (2,035,977)             --              --
---------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of
    shares........................     8,301,184      43,240,349      41,762,732      104,649,317       2,757,953       8,640,718
  Net asset value of shares issued
    for reinvestment of
    dividends.....................        74,339      10,577,911          12,923        2,035,977              --              --
  Cost of shares reacquired.......   (19,436,258)    (54,268,288)     (8,553,054)    (102,506,397)    (12,918,820)    (24,103,589)
---------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
    ASSETS FROM FUND SHARE
    TRANSACTIONS..................   (11,060,735)       (450,028)     33,222,601        4,178,897     (10,160,867)    (15,462,871)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS............................   (11,222,167)      3,204,591      35,516,394       30,402,330      (1,813,504)     23,985,725
NET ASSETS:
  Beginning of period.............   209,073,121      20,586,530     127,874,915       97,472,585     168,057,990     144,072,265
---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD*..................  $197,850,954    $209,073,121    $163,391,309    $ 127,874,915    $166,244,486    $168,057,990
---------------------------------------------------------------------------------------------------------------------------------
  *Includes undistributed
    (overdistributed) net
    investment income of:.........    $2,906,478       $(650,983)     $1,126,749        $(237,139)             --              --
---------------------------------------------------------------------------------------------------------------------------------
  *Includes accumulated net
    investment loss of:...........            --              --              --               --       $(377,568)             --
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2003

                                              FEDERATED HIGH                   FEDERATED                 DISCIPLINED MID CAP
                                              YIELD PORTFOLIO               STOCK PORTFOLIO                STOCK PORTFOLIO
                                        ---------------------------    --------------------------    ----------------------------
                                           2004            2003           2004           2003            2004            2003
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income...............  $ 2,890,549    $  4,932,912    $   200,324    $   421,055    $    230,232    $    492,767
  Net realized gain (loss)............      423,416        (800,373)       707,178         27,649       7,363,529       3,281,954
  Change in net unrealized
    appreciation (depreciation).......   (1,733,182)      8,350,883         87,506      6,552,918       3,531,471      35,315,211
---------------------------------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM
    OPERATIONS........................    1,580,783      12,483,422        995,008      7,001,622      11,125,232      39,089,932
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............      (47,634)     (5,110,185)        (6,889)      (414,269)        (26,158)       (426,728)
---------------------------------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS.....      (47,634)     (5,110,185)        (6,889)      (414,269)        (26,158)       (426,728)
---------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares....    7,378,843      45,580,198      1,438,651      2,031,831      11,379,716      27,684,956
  Net asset value of shares issued for
    reinvestment of dividends.........       47,634       5,110,185          6,889        414,269          26,158         426,728
  Cost of shares reacquired...........   (6,161,112)    (30,064,428)    (2,540,931)    (4,280,218)     (6,691,900)    (12,959,405)
---------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
    FROM FUND SHARE TRANSACTIONS......    1,265,365      20,625,955     (1,095,391)    (1,834,118)      4,713,974      15,152,279
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS.....    2,798,514      27,999,192       (107,272)     4,753,235      15,813,048      53,815,483
NET ASSETS:
  Beginning of period.................   75,796,142      47,796,950     31,803,386     27,050,151     164,916,688     111,101,205
---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD*......................  $78,594,656    $ 75,796,142    $31,696,114    $31,803,386    $180,729,736    $164,916,688
---------------------------------------------------------------------------------------------------------------------------------
  *Includes undistributed
    (overdistributed) net investment
    income of:........................   $2,742,944        $(99,971)      $200,221         $6,786        $273,297         $69,223
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock and Disciplined Mid Cap Stock Portfolios ("Fund(s)") are separate investment funds of The Travelers Series Trust ("Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Funds and ten other separate investment funds: U.S. Government Securities, Social Awareness Stock, Pioneer Fund, Large Cap, Equity Income, Convertible Securities, Merrill Lynch Large Cap Core, MFS Mid Cap Growth, Zero Coupon Bond Fund Series 2005 and MFS Value Portfolios. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

     The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date;
(b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the last reported bid and asked prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by and under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by and under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the character of income and capital gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income; and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     The Federated High Yield Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. The Federated High Yield Portfolio's investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

     In addition, the Lazard International Stock and MFS Emerging Growth Portfolios may from time to time enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled or offset by entering into another forward exchange contract.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Travelers Quality Bond ("TQB"), Lazard International Stock ("LIS"), MFS Emerging Growth ("MEG"), Federated High Yield ("FHY"), Federated Stock ("FSP") and Disciplined Mid Cap Stock ("DMCS") Portfolios. TQB, LIS, MEG, FHY, FSP and DMCS each pay TAMIC an investment advisory fee calculated at the annual rate of 0.3233%, 0.825%, 0.75%, 0.65%, 0.625% and 0.70%, respectively, of each Fund's respective average daily net assets. These fees are calculated daily and paid monthly.

     TAMIC has entered into sub-advisory agreements with Lazard Asset Management LLC ("Lazard"), Massachusetts Financial Services ("MFS"), Federated Investment Management Company ("Federated") and The Travelers Investment Management Company ("TIMCO"), another indirect wholly-owned subsidiary of Citigroup. Pursuant to each sub-advisory agreement, Lazard, MFS and TIMCO are responsible for the day-to-day fund operations and investment decisions for LIS, MEG and DMCS, respectively. Federated is responsible for the day-to-day fund operations and investment decisions for FHY and FSP. As a result, the following fees are paid and calculated at an annual rate:

          - TAMIC pays Lazard 0.475% of LIS's average daily net assets.

          - TAMIC pays MFS 0.375% of MEG's average daily net assets.

          - TAMIC pays Federated 0.40% and 0.375% of the average daily net assets of FHY and FSP, respectively.

          - TAMIC pays TIMCO 0.35% of DMCS's average daily net assets.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of each Fund's respective average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund's respective average daily net assets.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions from the Funds.

     One Trustee and all officers of the Trust are employees of Citigroup or its subsidiaries.

     3.  INVESTMENTS

     During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments), were as follows:

                                                               PURCHASES       SALES
----------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio............................  $87,104,694   $ 88,913,122
Lazard International Stock Portfolio........................   80,953,474     46,987,456
MFS Emerging Growth Portfolio...............................   95,254,780    109,085,877
Federated High Yield Portfolio..............................   15,467,699     15,358,857
Federated Stock Portfolio...................................    4,291,248      5,444,640
Disciplined Mid Cap Stock Portfolio.........................   46,750,773     41,870,806
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 GROSS          GROSS       NET UNREALIZED
                                                               UNREALIZED     UNREALIZED     APPRECIATION
                                                              APPRECIATION   DEPRECIATION   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio............................  $ 2,159,662    $(2,985,160)    $  (825,498)
Lazard International Stock Portfolio........................   16,829,887     (2,065,904)     14,763,983
MFS Emerging Growth Portfolio...............................   29,432,937     (2,261,931)     27,171,006
Federated High Yield Portfolio..............................    4,234,453     (3,023,742)      1,210,711
Federated Stock Portfolio...................................    5,088,436     (1,321,369)      3,767,067
Disciplined Mid Cap Stock Portfolio.........................   35,704,020     (6,082,697)     29,621,323
----------------------------------------------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     At June 30, 2004, MEG did not have any repurchase agreements outstanding.

     5.  FUTURES CONTRACTS

     TQB, LIS, MEG, FSP and DMCS may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds' basis in the contract.

     The Funds enter into such contracts typically to hedge a portion of their respective portfolios. The Funds bear the market risk that arises from changes in the value of the financial instruments and securities indices.

     At June 30, 2004, DMCS had the following open futures contracts:

                                                        NUMBER OF     BASIS        MARKET     UNREALIZED
                                           EXPIRATION   CONTRACTS     VALUE        VALUE         GAIN
--------------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS:
S&P Midcap 400...........................     9/04         22       $6,594,567   $6,690,750    $96,183
--------------------------------------------------------------------------------------------------------

     At June 30, 2004, TQB, LIS, MEG and FSP did not have any open futures contracts.

     6.  FORWARD FOREIGN CURRENCY CONTRACTS

     LIS and MEG may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     At June 30, 2004, LIS had open forward foreign currency contracts as described below. The unrealized gain (loss) on the contracts reflected in the financial statements were as follows:

                                                                LOCAL       MARKET    SETTLEMENT   UNREALIZED
FOREIGN CURRENCY                                               CURRENCY     VALUE        DATE      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
Euro........................................................      68,166   $ 83,032     7/1/04       $  586
Euro........................................................     312,272    380,378     7/1/04         (281)
Euro........................................................      13,124     15,986     7/2/04           14
Euro........................................................      20,892     25,448     7/2/04           23
Norwegian Krone.............................................     288,473     41,621     7/1/04         (156)
Norwegian Krone.............................................     157,940     22,788     7/2/04          (19)
--------------------------------------------------------------------------------------------------------------
                                                                                                        167
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL:
Euro........................................................      86,950    105,913     7/1/04         (443)
Euro........................................................      38,554     46,962     7/1/04         (389)
Euro........................................................      17,681     21,537     7/1/04         (179)
Euro........................................................      19,002     23,146     7/2/04          (49)
Euro........................................................      19,185     23,370     7/2/04          (50)
Euro........................................................      83,970    102,283     7/2/04           75
Japanese Yen................................................  21,627,912    197,795     7/1/04        2,260
Japanese Yen................................................  55,930,718    511,507     7/1/04        3,461
Japanese Yen................................................     388,740      3,555     7/1/04           --
Japanese Yen................................................  45,511,317    416,218     7/2/04          667
--------------------------------------------------------------------------------------------------------------
                                                                                                      5,353
--------------------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN ON OPEN FORWARD
  FOREIGN CURRENCY CONTRACTS....................................................................     $5,520
--------------------------------------------------------------------------------------------------------------

     At June 30, 2004, MEG did not have any open forward foreign currency contracts.

     7.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves additional risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     8.  LENDING OF PORTFOLIO SECURITIES

     The Funds have an agreement with their custodian whereby the custodian may lend securities owned by a Fund to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investments of amounts received as collateral.

     At June 30, 2004, LIS loaned securities having a market value of $28,375,327. LIS received cash collateral amounting to $29,910,541 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

     Income earned by LIS from securities lending for the six months ended June 30, 2004 was $48,834.

     At June 30, 2004, TQB, MEG, FHY, FSP, and DMCS did not have any securities on loan.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     9.  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 JUNE 30, 2004      DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------
TRAVELERS QUALITY BOND PORTFOLIO
Shares sold.................................................          735,291            3,799,891
Shares issued on reinvestment...............................            6,649              943,628
Shares reacquired...........................................       (1,723,870)          (4,753,702)
-----------------------------------------------------------------------------------------------------
Net Decrease................................................         (981,930)             (10,183)
-----------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL STOCK PORTFOLIO
Shares sold.................................................        4,128,810           13,041,118
Shares issued on reinvestment...............................            1,266              204,469
Shares reacquired...........................................         (831,789)         (12,799,010)
-----------------------------------------------------------------------------------------------------
Net Increase................................................        3,298,287              446,577
-----------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH PORTFOLIO
Shares sold.................................................          284,968            1,024,938
Shares reacquired...........................................       (1,330,333)          (2,951,286)
-----------------------------------------------------------------------------------------------------
Net Decrease................................................       (1,045,365)          (1,926,348)
-----------------------------------------------------------------------------------------------------
FEDERATED HIGH YIELD PORTFOLIO
Shares sold.................................................          865,973            5,705,531
Shares issued on reinvestment...............................            5,552              607,710
Shares reacquired...........................................         (724,760)          (3,792,186)
-----------------------------------------------------------------------------------------------------
Net Increase................................................          146,765            2,521,055
-----------------------------------------------------------------------------------------------------
FEDERATED STOCK PORTFOLIO
Shares sold.................................................           93,704              152,214
Shares issued on reinvestment...............................              443               27,308
Shares reacquired...........................................         (164,549)            (328,610)
-----------------------------------------------------------------------------------------------------
Net Decrease................................................          (70,402)            (149,088)
-----------------------------------------------------------------------------------------------------
DISCIPLINED MID CAP STOCK PORTFOLIO
Shares sold.................................................          628,743            1,842,815
Shares issued on reinvestment...............................            1,411               24,260
Shares reacquired...........................................         (369,390)            (913,912)
-----------------------------------------------------------------------------------------------------
Net Increase................................................          260,764              953,163
-----------------------------------------------------------------------------------------------------

     10.  ADDITIONAL INFORMATION

     Citigroup has been notified by the Staff of the Securities and Exchange Commission (SEC) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management
(CAM), including its applicable investment advisory companies and Citigroup Trust Bank (CTB), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Funds. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. On August 12, 2004, CAM paid each Fund their allocable share of the amount described on the previous page through a waiver of their fees. The amount paid to each Fund is as follows:

----------------------------------------------------------------------
Travelers Quality Bond Portfolio............................    $1,726
Lazard International Stock Portfolio........................     1,726
MFS Emerging Growth Portfolio...............................     1,689
Federated High Yield Portfolio..............................     1,726
Federated Stock Portfolio...................................     1,726
Disciplined Mid Cap Stock Portfolio.........................     1,726
----------------------------------------------------------------------

     11.  SUBSEQUENT EVENT

     The Board of Trustees of the Trust, on behalf of LIS, has approved an amendment to the investment advisory agreement between LIS and TAMIC, and an amendment to the sub-advisory agreement between TAMIC and Lazard.

     Effective September 1, 2004, the investment advisory fee and sub-advisory fee for LIS will be revised from the annual rates of 0.825% and 0.475%, respectively, of the average daily net assets of LIS, to a fee calculated at the annual rates in accordance with the following schedule.

                                                                INVESTMENT ADVISORY    SUB-ADVISORY
                  AVERAGE DAILY NET ASSETS                           FEE RATE            FEE RATE
---------------------------------------------------------------------------------------------------
First $100 million..........................................           0.825%             0.475%
Next $400 million...........................................           0.775              0.425
Next $500 million...........................................           0.725              0.375
Over $1 billion.............................................           0.700              0.350
---------------------------------------------------------------------------------------------------

     The Board of Trustees of the Trust, on behalf of MEG, has approved an amendment to the investment advisory agreement between MEG and TAMIC, and an amendment to the sub-advisory agreement between TAMIC and MFS.

     Effective September 1, 2004, the investment advisory fee and sub-advisory fee for MEG will be revised from the annual rate of 0.750% and 0.375%, respectively, of the average daily net assets of MEG, to a fee calculated at the annual rates in accordance with the following schedule:

                                                                INVESTMENT ADVISORY    SUB-ADVISORY
                  AVERAGE DAILY NET ASSETS                           FEE RATE            FEE RATE
---------------------------------------------------------------------------------------------------
First $600 million..........................................          0.750%             0.370%
Next $300 million...........................................           0.725              0.350
Next $600 million...........................................           0.700              0.325
Next $1 billion.............................................           0.675              0.300
Over $2.5 billion...........................................           0.625              0.250
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

     TRAVELERS QUALITY BOND PORTFOLIO        2004(1)      2003(2)      2002(2)     2001(2)     2000(2)     1999(2)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......   $11.21       $11.03       $11.39      $11.00      $10.82      $10.76
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3).................     0.20         0.48         0.51        0.59        0.73        0.64
  Net realized and unrealized gain
     (loss)(3).............................    (0.22)        0.29         0.14        0.20        0.00*      (0.51)
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations........    (0.02)        0.77         0.65        0.79        0.73        0.13
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income....................    (0.00)*      (0.56)       (0.85)      (0.40)      (0.55)      (0.00)*
  Net realized gains.......................       --        (0.03)       (0.16)         --          --       (0.07)
-------------------------------------------------------------------------------------------------------------------
Total Distributions........................    (0.00)*      (0.59)       (1.01)      (0.40)      (0.55)      (0.07)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............   $11.19       $11.21       $11.03      $11.39      $11.00      $10.82
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)............................    (0.14)%++     6.98%        5.81%       7.13%       6.97%       1.09%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS).......     $198         $209         $206        $152         $73         $59
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5)..............................     0.44%+       0.43%        0.44%       0.45%       0.49%       0.54%
  Net investment income(3).................     3.59+        4.15         4.48        5.14        6.81        5.86
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....................       45%         191%         176%        225%        157%        357%
-------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, those amounts would have been $0.61, $0.18 and 5.31% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.75%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

   LAZARD INTERNATIONAL STOCK PORTFOLIO      2004(1)(2)      2003(2)      2002(2)     2001(2)     2000(2)     1999(2)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......     $10.01         $7.91        $9.30      $13.15      $15.65      $12.88
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income....................       0.11          0.15         0.11        0.11        0.13        0.17
  Net realized and unrealized gain
     (loss)................................       0.05          2.11        (1.31)      (3.50)      (1.88)       2.63
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations........       0.16          2.26        (1.20)      (3.39)      (1.75)       2.80
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income....................      (0.00)*       (0.16)       (0.19)      (0.02)      (0.32)      (0.03)
  Net realized gains.......................         --            --           --       (0.44)      (0.43)      (0.00)*
----------------------------------------------------------------------------------------------------------------------
Total Distributions........................      (0.00)*       (0.16)       (0.19)      (0.46)      (0.75)      (0.03)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............     $10.17        $10.01        $7.91      $ 9.30      $13.15      $15.65
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)............................       1.61%++      28.60%      (12.96)%    (26.19)%    (11.50)%     21.78%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS).......       $163          $128          $97        $120        $141        $119
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)..............................       1.03%+        1.00%        1.06%       1.01%       1.02%       1.06%
  Net investment income....................       2.08+         1.79         1.32        1.01        0.92        1.25
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....................         34%           44%          55%         81%         39%         35%
----------------------------------------------------------------------------------------------------------------------

       MFS EMERGING GROWTH PORTFOLIO         2004(1)       2003      2002(2)     2001(2)     2000(2)     1999(2)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......    $9.35       $7.24      $11.00      $22.60      $29.82      $16.87
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss......................    (0.02)      (0.03)      (0.03)      (0.02)      (0.05)      (0.06)
  Net realized and unrealized gain
     (loss)................................     0.49        2.14       (3.73)      (8.20)      (5.70)      13.01
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations........     0.47        2.11       (3.76)      (8.22)      (5.75)      12.95
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains.......................       --          --          --       (3.38)      (1.47)         --
-----------------------------------------------------------------------------------------------------------------
Total Distributions........................       --          --          --       (3.38)      (1.47)         --
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............    $9.82       $9.35       $7.24      $11.00      $22.60      $29.82
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)............................     5.03%++    29.14%     (34.18)%    (36.18)%    (20.13)%     76.76%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS).......     $166        $168        $144        $258        $420        $413
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5)..............................     0.91%+      0.89%       0.89%       0.89%       0.90%       0.87%
  Net investment loss......................    (0.45)+     (0.30)      (0.32)      (0.12)      (0.18)      (0.29)
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....................       58%        106%        114%        266%        203%        168%
-----------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets (excluding interest expense) will not exceed 0.95%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

     FEDERATED HIGH YIELD PORTFOLIO        2004(1)(2)      2003(2)      2002(2)     2001(2)      2000      1999
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $8.41         $7.37        $8.55       $9.50     $11.44    $11.11
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)...............       0.32          0.65         0.74        0.97       1.25      1.01
  Net realized and unrealized gain
     (loss)(3)...........................      (0.14)         1.00        (0.46)      (0.77)     (2.11)    (0.67)
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations......       0.18          1.65         0.28        0.20      (0.86)     0.34
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income..................      (0.01)        (0.61)       (1.46)      (1.15)     (1.08)    (0.00)*
  Net realized gains.....................         --            --           --          --         --     (0.01)
----------------------------------------------------------------------------------------------------------------
Total Distributions......................      (0.01)        (0.61)       (1.46)      (1.15)     (1.08)    (0.01)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........      $8.58         $8.41        $7.37       $8.55      $9.50    $11.44
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)..........................       2.08%++      22.39%        3.72%       1.94%     (8.15)%    3.10%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS).....        $79           $76          $48         $40        $39       $50
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(5)............................       0.87%+        0.90%        0.89%       0.89%      0.88%     0.84%
  Net investment income(3)...............       7.45+         7.93         9.09       10.45      10.61      9.15
----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..................         21%           57%          58%         44%        19%       23%
----------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the six months ended June 30, 2004, those amounts would have been $0.98, $0.78 and 10.51% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

         FEDERATED STOCK PORTFOLIO           2004(1)(2)      2003(2)      2002(2)     2001(2)      2000      1999
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......    $15.19         $12.06       $15.40      $15.99     $16.34    $15.66
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income....................      0.10           0.20         0.16        0.16       0.21      0.16
  Net realized and unrealized gain
     (loss)................................      0.38           3.13        (3.13)       0.11       0.33      0.68
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations........      0.48           3.33        (2.97)       0.27       0.54      0.84
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income....................     (0.00)*        (0.20)       (0.37)      (0.20)     (0.18)       --
  Net realized gains.......................        --             --           --       (0.66)     (0.71)    (0.16)
----------------------------------------------------------------------------------------------------------------------
Total Distributions........................     (0.00)*        (0.20)       (0.37)      (0.86)     (0.89)    (0.16)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............    $15.67         $15.19       $12.06      $15.40     $15.99    $16.34
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)............................      3.18%++       27.61%      (19.32)%      1.67%      3.77%     5.34%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS).......       $32            $32          $27         $44        $45       $50
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)..............................      0.89%+         0.91%        0.84%       0.81%      0.82%     0.82%
  Net investment income....................      1.27+          1.50         1.14        0.99       1.23      1.14
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE....................        14%            41%          13%         14%        24%       23%
----------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Total returns do not reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

    DISCIPLINED MID CAP STOCK PORTFOLIO       2004(1)       2003       2002     2001(2)     2000(2)     1999(2)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........   $17.49      $13.11     $15.41     $17.26      $15.61      $14.34
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)..................     0.02        0.05       0.03       0.06        0.08        0.02
  Net realized and unrealized gain (loss)...     1.14        4.38      (2.23)     (0.78)       2.46        1.84
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations.........     1.16        4.43      (2.20)     (0.72)       2.54        1.86
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.....................    (0.00)*     (0.05)     (0.08)     (0.04)      (0.03)      (0.02)
  Net realized gains........................       --          --      (0.02)     (1.09)      (0.86)      (0.57)
----------------------------------------------------------------------------------------------------------------------
Total Distributions.........................    (0.00)*     (0.05)     (0.10)     (1.13)      (0.89)      (0.59)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............   $18.65      $17.49     $13.11     $15.41      $17.26      $15.61
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4).............................     6.65%++    33.75%    (14.32)%    (4.02)%     16.61%      13.47%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS)........     $181        $165       $111       $113         $95         $45
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)(5)............................     0.83%+      0.82%      0.85%      0.83%       0.88%       0.95%
  Net investment income.....................     0.27+       0.38       0.23       0.37        0.49        0.28
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....................       25%         61%        67%        40%         67%         71%
----------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2004 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) The Travelers Insurance Company has waived all or a portion of its fees for the year ended December 31, 1999. In addition, The Travelers Insurance Company has reimbursed the Fund for $13,500 of the Fund's expenses for the year ended December 31, 1999. If such expenses were not reimbursed, the per share decreases to net investment income and the actual expense ratio would have been $0.01 and 0.99%, respectively.

(4) Total returns do no reflect expenses associated with your variable contract such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +   Annualized.

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

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

                     (This page intentionally left blank.)

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------


TRUSTEES                               INVESTMENT ADVISER
R. Jay Gerken, CFA
  Chairman                             Travelers Asset Management International Company LLC
Frances M. Hawk, CFA, CFP
Lewis Mandell                          ADMINISTRATOR
Robert E. McGill, III
                                       The Travelers Insurance Company
OFFICERS
                                       CUSTODIAN
R. Jay Gerken, CFA
President and                          State Street Bank and Trust Company
Chief Executive Officer
                                       TRANSFER AGENT
Andrew B. Shoup
Senior Vice President and              Citicorp Trust Bank, fsb.
Chief Administrative
Officer

Andrew Beagley
Chief Anti-Money
Laundering
Compliance Officer

William D. Wilcox*
Chief Compliance Officer

Kaprel Ozsolak
Controller

Kathleen McGah
Secretary

Ernest J. Wright
Assistant Secretary
---------------
* As of July 23, 2004.

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity or life contract owners and is not an offer of shares of the Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated High Yield Portfolio, Federated Stock Portfolio, and Disciplined Mid Cap Stock Portfolio. All the Funds contained in this report may not be available under our variance annuity or life contract.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-842-9368 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the funds (toll-free) at 1-800-842-9368 and by visiting the SEC's website at www.sec.gov.

Series Trust (Semi-Annual) (8-04) Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

        Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable.

ITEM 10.CONTROLS AND PROCEDURES.

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

        (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11.EXHIBITS.

        (a)      Not applicable.

        (b)      Attached hereto.

        Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

        Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

THE TRAVELERS SERIES TRUST

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      THE TRAVELERS SERIES TRUST

Date: September 9, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      THE TRAVELERS SERIES TRUST

Date: September 9, 2004

By:   /s/ Andrew B. Shoup
      Andrew B. Shoup
      Chief Administrative Officer of
      THE TRAVELERS SERIES TRUST

Date: September 9, 2004